                                                        Registration No. 2-78738
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                              ---------------------

                                    FORM N-4

                         POST EFFECTIVE AMENDMENT NO. 19

                                       to
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/
                                       and
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               /X/

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C
                           (Exact Name of Registrant)

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                               (Name of Depositor)

                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts  02181
                            (Address of Depositor's
                          Principal Executive Offices)

                  Depositor's Telephone Number:  (617) 237-6030

                           Bonnie S. Angus, Assistant Vice President
                   Sun Life Assurance Company of Canada (U.S.)
                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts  02181
                     (Name and Address of Agent for Service)


                         Copies of Communications to:

                              David N. Brown, Esq.
                               Covington & Burling
                         1201 Pennsylvania Avenue, N.W.
                                  P.O. Box 7566
                             Washington, D.C.  20044


/X/ It is proposed that this filing will become effective on May 1, 1997 pursuant to paragraph (b) of Rule 485.



Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February 28, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                          Amendment No. 19 to Form N-4

               Cross Reference Sheet Required by Rule 495(a) under
                           The Securities Act of 1933



Item Number in Form N-4                 Location in Prospectus; Caption
-----------------------                 -------------------------------

PART A
------

   1.   Cover Page                      Cover Page

   2.   Definitions                     Definitions

   3.   Synopsis                        Synopsis; Expense Summary

   4.   Condensed Financial             Condensed Financial Information
        Information

   5.   General Description of          A Word About the Company, the
        Registrant, Depositor           Variable Account, and the Funds
        and Portfolio Companies

   6.   Deductions                      Contract Charges; Cash
                                        Withdrawals

   7.   General Description of          Purchase Payments and Contract
        Variable Annuity Contracts      Values During Accumulation
                                        Period; Other Contractual
                                        Provisions

   8.   Annuity Period                  Annuity Provisions

   9.   Death Benefit                   Death Benefit

  10.   Purchases and Contract          Purchase Payments and Contract
        Value                           Values During Accumulation
                                        Period

  11.   Redemptions                     Cash Withdrawals

  12.   Taxes                           Federal Tax Status

  13.   Legal Proceedings               Legal Proceedings

  14.   Table of Contents of the        Table of Contents for
        Statement of Additional         Statement of Additional
        Information                     Information

                                        Location in Statement of
Item Number in Form N-4                 Additional Information; Caption
-----------------------                 -------------------------------

PART B
------

  15.   Cover Page                      Cover Page

  16.   Table of Contents               Table of Contents

  17.   General Information and         General Information
        History

  18.   Services                        Other Contractual Provisions*

  19.   Purchase of Securities          Purchase Payments and Contract
        Being Offered                   Values During Accumulation Period*

  20.   Underwriters                    Distribution of the Contracts*

  21.   Calculation of Performance      Not Applicable
        Data

  22.   Annuity Payments                Annuity Provisions

  23.   Financial Statements            Financial Statements







*  In the Prospectus

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS



      Attached hereto and made a part hereof is the Prospectus dated May 1, 1997.

                                                                      PROSPECTUS
                                                                     MAY 1, 1997


                                   COMPASS I

The individual flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with retirement plans which meet the requirements of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code. No Contracts have been issued for use in connection with deferred compensation plans established pursuant to Section 457 of the Code since May 1, 1990. The Contracts are issued by Sun Life Assurance Company of Canada (U.S.) (the "Company"). The Company's Annuity Service Mailing
Address: is c/o Sun Life Annuity Service Center, P.O. Box 1024, Boston, Massachusetts 02103.

    The Owner of a Contract may elect to have Contract values accumulated on a fixed basis in the Fixed Account (which is part of the Company's general account and pays interest at a guaranteed fixed rate) or on a variable basis in Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of the Company, or divided among the Fixed Account and Variable Account. The Variable Account uses its assets to purchase, at their net asset value, Class A shares in one or more of the following mutual funds selected by the Owner from among a group of mutual funds advised by Massachusetts Financial Services Company, a wholly-owned subsidiary of the Company: MFS-Registered Trademark-Money Market Fund; MFS-Registered Trademark- Government Money Market Fund; MFS-Registered Trademark- World Governments Fund; MFS-Registered Trademark- Bond Fund; MFS-Registered Trademark- High Income Fund; MFS-Registered Trademark-
Total Return Fund; Massachusetts Investors Trust; MFS-Registered Trademark-Research Fund; Massachusetts Investors Growth Stock Fund;
MFS-Registered Trademark- Growth Opportunities Fund; and
MFS-Registered Trademark- Emerging Growth Fund (the "Mutual Fund(s)" or the "Fund(s)". If the Owner elects certain forms of an annuity as a retirement benefit, payments may be funded from either the Fixed Account or the Variable Account or from both of the Accounts. Contract values allocated to the Variable Account and annuity payments elected on a variable basis will vary to reflect the investment performance of the Funds selected by the Owner.


    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1997 which is incorporated herein by reference. The Statement of Additional Information is available from the Company without charge upon written request to the above address or by telephoning (800) 752-7215. The Table of Contents for the Statement of Additional Information is shown on page 18 of this Prospectus.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

                                                                            PAGE
Definitions                                                                   2
Synopsis                                                                      3
Expense Summary                                                               4
Condensed Financial Information                                               6
Financial Statements                                                          6
A Word About the Company, the Variable Account and the Funds                  7
Purchase Payments and Contract Values During Accumulation Period              9
Cash Withdrawals                                                             10
Death Benefit                                                                11
Contract Charges                                                             12
Annuity Provisions                                                           13
Other Contractual Provisions                                                 15
Federal Tax Status                                                           16
Distribution of the Contracts                                                18
Legal Proceedings                                                            18
Contract Owner Inquiries                                                     18
Table of Contents for Statement of Additional Information                    18
Appendix A--State Premium Taxes                                              18

                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:

Accumulation  Account:   An account  established for  the Contract  to which net
Purchase Payments are credited in the form of Accumulation Units.

Accumulation Unit: A unit of measure used in the calculation of the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

Annuitant: The person or persons named in the Contract and on whose life the first annuity payment is to be made.

Annuity Commencement Date: The date on which the first annuity payment is to be made.

Annuity Unit: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment.

Beneficiary: The person who has the right to the death benefit set forth in the Contract.

Contract Years and Contract Anniversaries: The first Contract Year shall be the period of 12 months plus a part of a month as measured from the date the Contract is issued to the first day of the calendar month which follows the calendar month of issue. All Contract Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of issue.

Due Proof of Death: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

Fixed Account: The Fixed Account consists of all assets of the Company other than those allocated to separate accounts of the Company.

Fixed Annuity:  An annuity with payments which do not vary as to dollar amount.

Owner: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. The Owner must be the trustee or custodian of a retirement plan which meets the requirements of
Section 401 or Section 408 (excluding Section 408(b)) of the Internal Revenue Code.

Payee: The recipient of payments under the Contract. The term may include an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

Purchase Payment (Payment): An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

Sub-Account:   That portion of the Variable Account which invests in shares of a specific Mutual Fund.

Valuation Period:   The period of  time from one  determination of  Accumulation
Unit and Annuity Unit values to the next subsequent determination of these values.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

                                    SYNOPSIS

    Purchase Payments are allocated to Sub-Accounts of the Variable Account or to the Fixed Account or to both Sub-Accounts and the Fixed Account as selected by the Owner. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 9). Subject to certain conditions, during the accumulation period the Owner may, without charge, transfer amounts among the Sub-Accounts and between the Sub-Accounts and the Fixed Account (see "Transfers/Conversions of Accumulation Units" on page 10).

    No sales charge is deducted from Purchase Payments; however, if any portion of a Contract's Accumulation Account is surrendered the Company will, with certain exceptions, deduct a 5% withdrawal charge (contingent deferred sales charge) to cover certain expenses relating to the sale of the Contracts. A portion of the Accumulation Account may be withdrawn each year without the assessment of a withdrawal charge and after a Purchase Payment has been held by the Company for five years it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization or upon the transfers/conversions described above (see "Cash Withdrawals" and "Withdrawal Charges" on pages 10 and 12, respectively).

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected (see "Death Benefit" on page 11).

    On each Contract Anniversary and on surrender of the Contract for full value, the Company will deduct a contract maintenance charge of $25 from the Accumulation Account to reimburse it for administrative expenses related to the issuance and maintenance of the Contracts. After the Annuity Commencement Date the charge will be deducted pro rata from each annuity payment made during the year (see "Contract Maintenance Charge" on page 12).

    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period, equal to an annual rate of 1.30% of the daily net assets of the Variable Account, for mortality and expense risks assumed by the Company (see "Mortality and Expense Risk Charge" on page 12).

    Premium taxes payable to any governmental entity will be charged against the Contracts (see "Premium Taxes" on page 13).

    Annuity payments will begin on the Annuity Commencement Date. The Owner selects the Annuity Commencement Date, frequency of payments, and the annuity option (see "Annuity Provisions" on page 13).

    If the Owner is not satisfied with the Contract it may be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract it will be cancelled and the full amount of any Purchase Payment(s) received by the Company will be refunded.

    ANY PERSON CONTEMPLATING THE PURCHASE OF A CONTRACT SHOULD CONSULT A QUALIFIED TAX ADVISER.

                                EXPENSE SUMMARY

    The purpose of the following table is to help Owners and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Contract Owners. The table reflects expenses of the Variable Account as well as of the Funds. The expense information for certain Funds has been restated to reflect current fees. The information set forth should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, premium taxes may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES                        MCM        MCG        MWG        MFB        MFH        MTR
-------------------------------------------------------  --------   --------   --------   --------   --------   --------

Sales Load Imposed on Purchases........................     0          0          0          0          0          0
Deferred Sales Load (as a percentage of Purchase
 Payments withdrawn)(1)
  Years Payment in Account

    0-5................................................     5%         5%         5%         5%         5%         5%

    more than 5........................................     0%         0%         0%         0%         0%         0%

Exchange Fee...........................................     0          0          0          0          0          0
ANNUAL CONTRACT FEE
-------------------------------------------------------  -----------------$25 per contract -----------------
SEPARATE ACCOUNT ANNUAL EXPENSES
-------------------------------------------------------
(as a percentage of average separate account assets)

Mortality and Expense Risk Fees........................     1.30%      1.30%      1.30%      1.30%      1.30%      1.30%

Other Account Fees and Expenses........................     0.00%      0.00%      0.00%      0.00%      0.00%      0.00%

Total Separate Account Annual Expenses.................     1.30%      1.30%      1.30%      1.30%      1.30%      1.30%
FUND ANNUAL EXPENSES
-------------------------------------------------------
(as a percentage of Fund average net assets)

Management Fees........................................     0.48%      0.50%      0.75%      0.20%      0.19%      0.25%

Other Expenses(2)......................................     0.31%      0.39%      0.67%      0.85%      1.01%      0.66%

Total Fund Annual Expenses.............................     0.79%      0.89%      1.42%      1.05%      1.20%      0.91%

CONTRACT OWNER TRANSACTION EXPENSES                        MIT        MFR        MIG        MGO        MEG
-------------------------------------------------------  --------   --------   --------   --------   --------
Sales Load Imposed on Purchases........................     0          0          0          0          0
Deferred Sales Load (as a percentage of Purchase
 Payments withdrawn)(1)
  Years Payment in Account
    0-5................................................     5%         5%         5%         5%         5%
    more than 5........................................     0%         0%         0%         0%         0%
Exchange Fee...........................................     0          0          0          0          0
ANNUAL CONTRACT FEE
-------------------------------------------------------

                                                         -----------------$25 per contract  -----------------
SEPARATE ACCOUNT ANNUAL EXPENSES
-------------------------------------------------------
(as a percentage of average separate account assets)
Mortality and Expense Risk Fees........................     1.30%      1.30%      1.30%      1.30%      1.30%
Other Account Fees and Expenses........................     0.00%      0.00%      0.00%      0.00%      0.00%
Total Separate Account Annual Expenses.................     1.30%      1.30%      1.30%      1.30%      1.30%
FUND ANNUAL EXPENSES
-------------------------------------------------------
(as a percentage of Fund average net assets)
Management Fees........................................     0.23%      0.31%      0.30%      0.43%      0.73%
Other Expenses(2)......................................     0.48%      0.60%      0.42%      0.39%      0.47%
Total Fund Annual Expenses.............................     0.71%      0.91%      0.72%      0.82%      1.20%

------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for five years it may be withdrawn free of any withdrawal charge.

(2) Other expenses for all of the Funds except MCM and MCG include annualized fees assessed under Distribution Plans adopted pursuant to Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder (see the Funds' prospectuses). The Distribution Plans commenced on the following dates: MTR and MWG, October 1, 1989, MIT, January 2, 1991 and MFB, MFH, MFR, MIG, MGO and MEG, March 1, 1991.

                                    EXAMPLE

    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------
MCM.....................................   $66      $110      $157       $242
MCG.....................................   $67      $114      $162       $252
MWG.....................................   $73      $129      $189       $305
MFB.....................................   $69      $118      $171       $269
MFH.....................................   $70      $123      $178       $283
MTR.....................................   $67      $114      $163       $254
MIT.....................................   $65      $108      $153       $234
MFR.....................................   $67      $114      $163       $254
MIG.....................................   $66      $108      $154       $235
MGO.....................................   $67      $111      $159       $245
MEG.....................................   $70      $123      $178       $284


    If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------
MCM.....................................   $21      $ 65      $112       $242
MCG.....................................   $22      $ 69      $117       $252
MWG.....................................   $28      $ 84      $144       $305
MFB.....................................   $24      $ 73      $126       $269
MFH.....................................   $25      $ 78      $133       $283
MTR.....................................   $22      $ 69      $118       $254
MIT.....................................   $20      $ 63      $108       $234
MFR.....................................   $22      $ 69      $118       $254
MIG.....................................   $21      $ 63      $109       $235
MGO.....................................   $22      $ 66      $114       $245
MEG.....................................   $25      $ 78      $133       $284


    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.


                                                                YEAR ENDED DECEMBER 31,
                      ------------------------------------------------------------------------------------------------------------
                        1987       1988       1989       1990       1991       1992       1993       1994       1995       1996
                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MIT
  Unit Value:
    Beginning of
     period           $ 17.6098  $ 18.6638  $ 20.3467  $ 27.3399  $ 26.9745  $ 34.0429  $ 36.0967  $ 39.2065  $ 38.3097  $ 52.6746
    End of period     $ 18.6638  $ 20.3467  $ 27.3399  $ 26.9745  $ 34.0429  $ 36.0967  $ 39.2065  $ 38.3097  $ 52.6746  $ 65.4965
  Units outstanding
   end of period:       416,047    386,881    367,624    366,752    316,483    299,263    263,601    233,419    228,398    211,924
MIG
  Unit Value:
    Beginning of
     period           $ 14.7557  $ 15.4097  $ 15.8380  $ 21.2145  $ 19.9645  $ 29.1252  $ 30.6143  $ 34.5944  $ 31.8549  $ 40.3897
    End of period     $ 15.4097  $ 15.8380  $ 21.2145  $ 19.9645  $ 29.1252  $ 30.6143  $ 34.5944  $ 31.8549  $ 40.3897  $ 48.9432
  Units outstanding
   end of period        347,188    317,516    292,277    264,246    234,979    237,389    210,268    191,666    183,386    137,226
MTR
  Unit Value:
    Beginning of
     period           $ 19.1128  $ 19.5387  $ 22.1974  $ 26.9600  $ 26.0022  $ 31.2350  $ 33.9389  $ 38.5828  $ 37.0619  $ 46.4569
    End of period     $ 19.5387  $ 22.1974  $ 26.9600  $ 26.0022  $ 31.2350  $ 33.9389  $ 38.5828  $ 37.0619  $ 46.4569  $ 52.6180
  Units outstanding
   end of period        935,528    985,669  1,022,129  1,028,444    761,746    699,832    646,262    580,826    502,308    445,574
MGO
  Unit Value:
    Beginning of
     period           $ 14.1278  $ 14.5019  $ 15.6008  $ 19.7926  $ 18.6788  $ 22.6160  $ 24.0443  $ 27.4921  $ 26.0211  $ 34.5473
    End of period     $ 14.1278  $ 14.5019  $ 15.6008  $ 19.7926  $ 18.6788  $ 22.6160  $ 24.4921  $ 26.0211  $ 34.5473  $ 41.5395
  Units outstanding
   end of period      3,368,456  2,727,497  2,184,592  1,827,215  1,517,720  1,303,035  1,126,904    952,138    835,555    752,698
MFR
  Unit Value:
    Beginning of
     period           $ 15.8064  $ 16.4422  $ 17.8986  $ 22.2941  $ 20.6700  $ 27.1037  $ 29.7380  $ 35.7429  $ 35.2820  $ 48.2543
    End of period     $ 16.4422  $ 17.8986  $ 22.2941  $ 20.6700  $ 27.1037  $ 29.7380  $ 35.7429  $ 35.2820  $ 48.2543  $ 59.3112
  Units outstanding
   end of period        634,120    532,334    435,924    340,420    285,749    253,146    232,537    189,988    158,916    143,843
MFB
  Unit Value:
    Beginning of
     period           $ 17.4007  $ 17.0748  $ 18.2668  $ 20.4642  $ 21.4953  $ 25.2705  $ 26.5208  $ 29.8082  $ 27.9595  $ 33.5161
    End of period     $ 17.0748  $ 18.2668  $ 20.4642  $ 21.4953  $ 25.2705  $ 26.5208  $ 29.8082  $ 27.9595  $ 33.5161  $ 34.3871
  Units outstanding
   end of period        654,979    648,976    689,054    577,242    461,410    421,711    368,774    233,449    226,571    186,637
MCM
  Unit Value:
    Beginning of
     period           $ 13.1522  $ 13.7848  $ 14.5714  $ 15.6562  $ 16.6504  $ 17.3549  $ 17.6517  $ 17.8424  $ 18.2359  $ 18.9505
    End of period     $ 13.7848  $ 14.5714  $ 15.6562  $ 16.6504  $ 17.3549  $ 17.6517  $ 17.8424  $ 18.2359  $ 18.9505  $ 19.5956
  Units outstanding
   end of period      2,110,060  2,081,739  1,661,689  1,574,435  1,090,472    646,162    512,329    480,850    371,369    401,141
MCG
  Unit Value:
    Beginning of
     period           $ 12.9010  $ 13.5212  $ 14.2436  $ 15.2737  $ 16.1947  $ 16.8311  $ 17.1053  $ 17.2531  $ 17.5882  $ 18.2642
    End of period     $ 13.5212  $ 14.2436  $ 15.2737  $ 16.1947  $ 16.8311  $ 17.1053  $ 17.2531  $ 17.5882  $ 18.2642  $ 18.8643
  Units outstanding
   end of period        613,841    740,766    545,293    538,594    375,155    218,074    162,009    139,248    108,206     73,345
MFH
  Unit Value:
    Beginning of
     period           $ 17.6354  $ 17.4636  $ 19.3661  $ 18.7620  $ 15.1874  $ 22.6883  $ 26.2356  $ 30.9007  $ 29.6848  $ 34.3557
    End of period     $ 17.4636  $ 19.3661  $ 18.7620  $ 15.1874  $ 22.6883  $ 26.2356  $ 30.9007  $ 29.6848  $ 34.3557  $ 38.2245
  Units outstanding
   end of period      1,665,986  1,428,696  1,079,466    624,184    515,396    450,376    408,637    339,549    264,391    229,079
MWG
  Unit Value:
    Beginning of
     period           $ 17.0891  $ 21.0147  $ 21.6384  $ 22.9549  $ 26.7105  $ 29.9468  $ 29.9680  $ 34.9430  $ 32.3034  $ 36.8194
    End of period     $ 21.0147  $ 21.6384  $ 22.9549  $ 26.7105  $ 29.9468  $ 29.9680  $ 34.9430  $ 32.3034  $ 36.8194  $ 38.3007
  Units outstanding
   end of period        322,118    341,247    248,462    227,935    200,763    157,841    125,704    101,661     83,177     70,278
MEG
  Unit Value:
    Beginning of
     period           $ 12.7526  $ 11.3094  $ 12.8148  $ 15.9033  $ 13.8995  $ 23.3793  $ 24.8430  $ 31.1131  $ 32.2107  $ 44.8831
    End of period     $ 11.3094  $ 12.8148  $ 15.9033  $ 13.8995  $ 23.3793  $ 24.8430  $ 31.1131  $ 32.2107  $ 44.8831  $ 50.8597
  Units outstanding
   end of period      1,240,140  1,012,310    830,401    585,909    511,153    439,127    405,542    390,605    372,726    321,077


                              FINANCIAL STATEMENTS

    Financial Statements of the Variable Account and the Company are included in the Statement of Additional Information.

          A WORD ABOUT THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

THE COMPANY

    Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada M5H 1J9, a mutual life insurance company incorporated in Canada in 1865.

THE VARIABLE ACCOUNT

    Sun Life of Canada (U.S.) Variable Account C (the "Variable Account") was established as a separate account of the Company on March 31, 1982 pursuant to a resolution of its Board of Directors. The Variable Account meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the Funds described below.

THE MUTUAL FUNDS

    All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, administrative charges, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

    A summary of the investment objectives of each Fund is contained in the description below. More detailed information may be found in the current prospectuses of the Funds and their Statements of Additional Information. A prospectus for each Fund must accompany this Prospectus and should be read in conjunction herewith.

MFS-REGISTERED TRADEMARK- MONEY MARKET FUND ("MCM")
AND MFS-REGISTERED TRADEMARK- GOVERNMENT MONEY MARKET FUND ("MCG")

    MCM and MCG seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. MCM and MCG are separate series of MFS Series Trust IV. Each represents a separate diversified portfolio with separate investment policies.

    MCM invests primarily in short-term money market instruments, including U.S. Government securities and repurchase agreements collateralized by such securities, obligations of the larger banks, prime commercial paper and high quality corporate obligations.

    MCG invests only in short-term securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. Government and repurchase agreements collateralized by such securities.

MFS-REGISTERED TRADEMARK- WORLD GOVERNMENTS FUND ("MWG")

    MWG (a series of MFS Series Trust VII) seeks preservation, as well as growth of capital, together with moderate current income through a professionally managed, internationally diversified portfolio consisting primarily of debt securities, and, to a lesser extent, equity securities.

MFS-REGISTERED TRADEMARK- BOND FUND ("MFB")

    MFB (a series of MFS Series Trust IX) invests a major portion of its assets in "investment grade" debt securities. Its primary investment objective is to provide as high a level of current income as is believed to be consistent with prudent investment risk. A secondary objective is to protect shareholders' capital.

MFS-REGISTERED TRADEMARK- HIGH INCOME FUND ("MFH")

    MFH (a series of MFS Series Trust III) seeks high current income by investing primarily in a diversified portfolio of fixed income securities, some of which may involve equity features. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Securities offering the high current income sought by the Fund (commonly known as "junk bonds") are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Accordingly, an investment in the Fund may not be appropriate for all investors.

MFS-REGISTERED TRADEMARK- TOTAL RETURN FUND ("MTR")

    MTR (a series of MFS Series Trust V) seeks to obtain above-average income consistent with what its management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may also possess growth potential. Under normal market conditions, MTR will invest at least 25% of its assets in fixed income securities and at least 40% but no more than 75% of its assets in equity securities.

MASSACHUSETTS INVESTORS TRUST ("MIT")

    MIT seeks to provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of capital which an investor wishes to have invested in securities considered to be of high or improving investment quality. The assets of the Fund are normally invested in common stocks or securities convertible into common stocks. However, the Fund may hold its assets in cash or invest in commercial paper, repurchase agreements or other forms of debt securities either to provide reserves for future purchases of common stock or as a defensive measure in certain economic environments.

MFS-REGISTERED TRADEMARK- RESEARCH FUND ("MFR")

    MFR (a series of MFS Series Trust V) seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A small proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND ("MIG")

    MIG seeks to provide long-term growth of capital and future income rather than current income by investing, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the Fund's management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies.

MFS-REGISTERED TRADEMARK- GROWTH OPPORTUNITIES FUND ("MGO")

    MGO (formerly Massachusetts Capital Development Fund ("MCD")) seeks growth of capital. Dividend income, if any, is a consideration incidental to the objective of capital growth. The Fund maintains a flexible approach towards types of companies as well as types of securities, depending upon the economic environment and the relative attractiveness of the various securities markets. Generally emphasis is placed upon companies believed to possess above average growth opportunities.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH FUND ("MEG")

    MEG (a series of MFS Series Trust II) seeks long-term growth of capital by investing primarily in common stocks of small and medium-sized companies that are early in their life cycle, but which have the potential to become major enterprises (emerging growth companies). These investments are generally more volatile in price and involve higher risk than investments in more established companies.

        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS

    All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. Purchase Payments may be made annually, semi-annually, quarterly, monthly or on any other frequency acceptable to the Company. Unless the Contract has been surrendered, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date. The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Contract's
Accumulation Account to exceed $1,000,000. If the value of a Contract's Accumulation Account exceeds $1,000,000, no additional Purchase Payments will be accepted without prior approval.

    Completed application forms, together with the initial Purchase Payment, are forwarded to the Company. Upon acceptance, the Contract is issued to the Owner and the initial Purchase Payment is credited to the Contract in the form of Accumulation Units. The initial Purchase Payment must be applied within two business days of receipt of a completed application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the applicant specifically consents to the Company's retaining the Purchase Payment until the application is made complete. Thereafter, the Purchase Payment will be applied within two business days. All subsequent Purchase Payments must be applied using the Accumulation Unit values for the Valuation Period during which the Purchase Payment is received by the Company.

    The Company will establish an Accumulation Account for each Contract. The Contract's Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to the Contract's Accumulation Account.

    Each net Purchase Payment will be allocated to either the Fixed Account (see Appendix A to the Statement of Additional Information for a description of the Fixed Account) or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified by the Owner in the application or as subsequently changed. Upon receipt of a Purchase Payment, all or that portion, if any, of the net Purchase Payment to be allocated to the Sub-Accounts will be credited to the Accumulation Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value for the particular Sub-Account for the Valuation Period during which the Purchase Payment is received.

    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is determined at the end of the particular Valuation Period and may increase, decrease or remain constant from Valuation Period to Valuation Period, depending upon the investment performance of the Fund in which the Sub-Account is invested, and the expenses and charges deducted from the Variable Account.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

    (a) is the net result of:

        (1) the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

        (2) the per share amount of any dividend or other distribution declared by the Fund issuing the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

        (3) a per share credit or charge with respect to any taxes paid, or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

    (b) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

    (c) is the risk charge factor determined by the Company for the Valuation Period to reflect the charge for assuming the mortality and expense risks.

TRANSFERS/CONVERSIONS OF ACCUMULATION UNITS

    During the accumulation period the Owner may convert the value of a designated number of Fixed Accumulation Units then credited to a Contract's Accumulation Account into Variable Accumulation Units of particular Sub-Accounts having an equal aggregate value, or convert the value of a designated number of Variable Accumulation Units into other Variable Accumulation Units and/or Fixed Accumulation Units having an equal aggregate value. These transfers/conversions are subject to the following conditions: (1) conversions involving Fixed Accumulation Units may be made only during the 45 day period before and the 45 day period after each Contract Anniversary; (2) not more than 12 conversions may be made in any Contract Year; and (3) the value of Accumulation Units converted may not be less than $1,000 unless all of the Fixed Accumulation Units or all of the Variable Accumulation Units of a particular Sub-Account credited to the Accumulation Account are being converted. In addition, these transfers/conversions shall be subject to such terms and conditions as may be imposed by each Fund. The conversion will be made using the Accumulation Unit values for the Valuation Period during which the request for conversion is received by the Company. Conversions may be made pursuant to telephoned instructions.

                                CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Owner may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company. For withdrawals in excess of $5,000 the Company may require a signature guarantee. The withdrawal will result in the cancellation of Accumulation Units with an aggregate value equal to the dollar amount of the cash withdrawal payment plus, if applicable, the contract maintenance charge and any withdrawal charge. Unless instructed to the contrary, the Company will cancel Fixed Accumulation Units and Variable Accumulation Units of the particular Sub-Accounts on a pro rata basis reflecting the existing composition of the Contract's Accumulation Account. If a partial withdrawal is requested which would leave an Accumulation Account value of less than the contract maintenance charge, then such partial withdrawal will be treated as a full surrender.

    Under certain conditions, the Company will assess a withdrawal charge if a cash withdrawal payment is made. The amount of any withdrawal charge and the conditions under which the charge will apply are discussed under "Withdrawal Charges".

    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940. Deferment is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, or
(b) during
which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Funds is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Funds, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders.

    Since the Contracts will be issued only in connection with retirement plans which meet the requirements of Section 401 or Section 408 (excluding Section 408(b)) of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. The tax consequences of a cash withdrawal payment should be carefully considered (see "Federal Tax Status").

                                 DEATH BENEFIT

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected.

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the value of the Accumulation Account applied under one or more annuity options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the value of the Accumulation Account applied under one or more of the annuity options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant and any required release or consent is received, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Reference should be made to the terms of the particular retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described under "Cash Withdrawals." If the death benefit is to be paid in one sum to the Owner, or to the estate of the deceased Annuitant, payment will be made within seven days of the date Due Proof of Death of the Annuitant, and the Beneficiary is received. If settlement under one or more of the annuity options is elected by the Owner, the Annuity Commencement Date will be the first day of the second calendar month following receipt of Due Proof of Death of the Annuitant and the Beneficiary, if any. In the case of an election by the Beneficiary, the Annuity Commencement Date will be the first day of the second calendar month following the effective date of the election. An Annuity Commencement Date later than that described above may be elected by an Owner or Beneficiary provided that such date is (a) the first day of a calendar month, and (b) not later than the first day of the first month following the 85th birthday of the Beneficiary or other Payee designated by the Owner, as the case may be, unless otherwise restricted by the particular retirement plan or by applicable law (see "Annuity Commencement Date").

AMOUNT OF DEATH BENEFIT

    The death benefit is equal to the greatest of: (1) the value of the Contract's Accumulation Account, (2) the total Purchase Payments made under the Contract reduced by all withdrawals or (3) the value of the Contract's Accumulation Account on the fifth (5th) Contract Anniversary, adjusted for any Purchase Payments or cash withdrawal payments made and contract charges assessed subsequent to such fifth (5th) Contract Anniversary. The Accumulation Unit values used in determining the amount of the death benefit under (1) above will be the values for the Valuation Period during which Due Proof of Death of the Annuitant is received by the Company if settlement is elected by the Owner under one or more of the annuity options or, if no election by the Owner is in effect, either the values for the Valuation Period during which an election by the Beneficiary is effective or the values for the Valuation Period during which Due Proof of Death of both the Annuitant and the designated Beneficiary is received by the Company if the amount of the death benefit is to be paid in one sum to the deceased Owner/Annuitant's estate.

                                CONTRACT CHARGES

    Contract charges may be assessed under the Contracts as follows:

CONTRACT MAINTENANCE CHARGE

    On each Contract Anniversary and on surrender of the Contract for full value on other than the Contract Anniversary, the Company deducts from the
Accumulation Account a contract maintenance charge of $25 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The contract maintenance charge will be deducted in equal amounts from the Fixed Account and each Sub-Account in which the Owner has Accumulation Units at the time of such deduction. On the Annuity Commencement Date the value of the Contract's Accumulation Account will be reduced by a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, the contract maintenance charge will be deducted pro rata from each annuity payment made during the year.

    The amount of the contract maintenance charge may not be increased by the Company. The Company reserves the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses. The Company does not expect to make a profit from the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGE

    The mortality and expense risks assumed by the Company are the risks that Annuitants may live for a longer period of time than estimated by the Company in establishing the guaranteed annuity rates incorporated into the Contract, and the risk that administrative charges assessed under the Contracts may be insufficient to cover actual administrative expenses incurred by the Company.

    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the accumulation period and after annuity payments begin at an effective annual rate of 1.30%. The rate of this deduction may be changed annually but in no event may it exceed 1.30% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the withdrawal charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, the deficiency will be met from the Company's general corporate funds, which may include amounts derived from the mortality and expense risk charges.


    For the year ended December 31, 1996 mortality and expense risk charges were the only expenses of the Variable Account.


WITHDRAWAL CHARGES

    No sales charges are deducted from Purchase Payments. However, a withdrawal charge (contingent deferred sales charge), when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.

    A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for five years it may be withdrawn free of any withdrawal charge. In addition, no withdrawal charge is assessed upon annuitization or upon the transfer of Accumulation Account values among the Sub-Accounts or between the Sub-Accounts and the Fixed Account.

    All other full or partial withdrawals are subject to a withdrawal charge equal to 5% of the amount withdrawn which is subject to the charge. The charge will be applied as follows:

       (1) Old Payments, new Payments and accumulated value: With respect to a particular Contract Year, "new Payments" are those Payments made in that Contract Year or in the four immediately preceding Contract Years; "old Payments" are those Payments not defined as new Payments; and "accumulated value" is the value of the Accumulation Account less the sum of old and new Payments.

       (2) Order of liquidation: To effect a full surrender or partial withdrawal, the oldest previously unliquidated Payment will be deemed to have been liquidated first, then the next oldest, and so forth. Once all old and new Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.

       (3) Maximum free withdrawal amount: The maximum amount that can be withdrawn without a withdrawal charge in a Contract Year is equal to the sum of (a) any old Payments not already liquidated; and (b) 10% of any new Payments, irrespective of whether these new Payments have been liquidated.

       (4) Amount subject to withdrawal charge: The amount subject to the withdrawal charge will be the excess, if any, of (a) amounts liquidated from old and new Payments over (b) the remaining maximum free withdrawal amount at the time of the withdrawal.

    In no event shall the aggregate withdrawal charges assessed against a Contract exceed 5% of the aggregate Purchase Payments made under the Contract (see Appendix C in the Statement of Additional Information for examples of withdrawals and withdrawal charges).

PREMIUM TAXES


    A deduction, when applicable, is made for premium or similar state or local taxes ranging from 0% to 2.25% (see Appendix A). It is currently the Company's policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.


CHARGES OF THE FUNDS

    The Variable Account purchases shares of the Funds at net asset value. The net asset value of these shares reflects investment management fees, Rule 12b-1 (i.e. distribution plan) fees and expenses (including, but not limited to, compensation of trustees/directors, governmental expenses, interest charges, taxes, fees of auditors, legal counsel, transfer agent and custodian, transactional expenses and brokerage commissions) already deducted from the assets of the Funds. These fees and expenses are more fully described in the Funds' Prospectuses and Statements of Additional Information.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments under a Contract will begin on the Annuity Commencement Date which is selected by the Owner at the time the Contract is applied for. This date may be changed by the Owner as provided in the Contract; however, the new Annuity Commencement Date must be the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise limited or restricted by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date be no later than April 1 following the year the Annuitant reaches age 70 1/2 and the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an annuity option as described under "Death Benefit".

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). No cash withdrawals will be permitted after the Annuity Commencement Date except as may be available under the annuity option elected.

ANNUITY OPTIONS

    Unless restricted by the particular retirement plan or any applicable legislation, during the lifetime of the Annuitant and prior to the Annuity Commencement Date the Owner may elect one or more of the annuity options described below or such other settlement option as may be agreed to by the Company for the Annuitant as Payee. Annuity options may also be elected by the Owner or the Beneficiary, as provided under "Death Benefit." The Owner may not change any election after 30 days prior to the Annuity Commencement Date, and no change of annuity option is permitted after the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected.

    Any election may specify the proportion of the adjusted value of the Contract's Accumulation Account to be applied to the Fixed Account and the Sub-Accounts. In the event the election does not so specify, then the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Sub-Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

    Annuity options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity options D and E are available only to provide a Fixed Annuity.

Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

Annuity  Option  B.  Life  Annuity  with   60,  120  or  240  Monthly   Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected.

Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

Annuity Option D. Fixed Payments for a Specified Period Certain: Fixed monthly payments for a specified period of time, three years or more but not exceeding 30 years, as elected.

Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. Interest will be credited yearly on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than 4% per year compounded annually. The rate so determined may be changed by the Company at any time; however, the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant depending on the investment performance of the Sub-Accounts.

    The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each variable annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of these calculations.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date the Payee may exchange the value of a designated number of Variable Annuity Units of particular Sub-Accounts then credited to the Contract for other Variable Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. Exchanges may be made only between Sub-Accounts of the Variable Account. Twelve such exchanges may be made within each Contract Year.

ANNUITY PAYMENT RATES

    The Contract contains annuity payment rates for each annuity option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly variable annuity payment based on the assumed interest rate of 4%, and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the annuity option elected and the adjusted age of the Payee. Over a period of time, if the Sub-Accounts achieved a net investment return exactly equal to the assumed interest rate of 4%, the amount of each variable annuity payment would remain constant. However if the Sub-Accounts achieved a net investment result greater than 4%, the amount of each variable annuity payment would increase; conversely, a net investment result smaller than 4% would decrease the amount of each variable annuity payment.

                          OTHER CONTRACTUAL PROVISIONS

OWNER

    The Owner is entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner on the death of the Annuitant. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/participant to exercise certain Contract rights and privileges.

    Transfer of ownership of a Contract is governed by the laws and regulations applicable to the retirement plan for which the Contract was issued. Subject to the foregoing, a Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living. Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

VOTING OF FUND SHARES

    The Company will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds, but will follow voting instructions received from persons having the right to give voting instructions. Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such voting rights. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights.

    Owners of Contracts may be subject to other voting provisions of the particular retirement plan. Employees who contribute to retirement plans which are funded by the Contracts are entitled to instruct the

Owners as to how to instruct the Company to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.

    The number of particular Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of particular Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one particular Fund share as of the same date. On or after the Annuity Commencement Date, the number of particular Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the particular Sub-Account for the Contract by the net asset value of a particular Fund share as of the same date.

SUBSTITUTED SECURITIES

    Shares of any of the particular Funds may not always be available for purchase by the Variable Account or the Company may decide that further investment in any such Fund's shares is no longer appropriate in view of the purposes of the Variable Account. In either event, shares of another registered open-end investment company may be substituted both for Fund shares already purchased by the Variable Account and as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.

MODIFICATION

    Upon notice to the Owner, or to the Payee during the annuity period, the Contract may be modified by the Company, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company is subject or
(ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use by retirement plans under the provisions of Sections 401 and 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.

    The following discussion of the treatment of the Contracts and of the Company under the federal income tax laws is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. A more detailed discussion of the federal tax status of the Contracts is contained in the Statement of Additional Information. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

    Under existing federal income tax laws, the income of the Variable Account, to the extent that it is applied to increase reserves under the Contracts, is not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

    The Contracts offered by this Prospectus are designed for use in connection with retirement plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Generally, no tax is imposed on the increase in the value of a Contract until a distribution occurs. Monthly annuity payments made as retirement distributions, and lump-sum payments or cash withdrawals (when permitted by the applicable retirement plan) under a Contract are generally taxable to the Annuitant as ordinary income to the extent that such payments are not deemed to come from the Owner's previously taxed investment in the Contract. Distributions made prior to age 59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

    In certain circumstances, the Company is required to withhold and remit to the U.S. government part of the taxable portion of each distribution made under a Contract.

RETIREMENT PLANS


    The Contracts described in this Prospectus are designed for use with the following types of qualified retirement plans: (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans; and (2) Individual Retirement Accounts ("IRA's") permitted by Sections 219 and 408 of the Code (excluding IRA's established as "Individual Retirement Annuities" under
Section 408(b), but including Simplified Employee Pensions established by employers pursuant to Section 408(k)) and Simple Retirement Accounts established pursuant to Section 408(p).


    The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Accounts with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc., 500 Boylston Street, Boston, Massachusetts 02116, a wholly-owned subsidiary of Massachusetts Financial Services Company, the Funds' investment adviser. Commissions and other distribution compensation will be paid by the Company and will not be more than 5.11% of the Purchase Payments. In addition, after the fifth (5th) Contract Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.20% of the Contract's Accumulation Account value.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company is engaged in various kinds of routine litigation which, in management's opinion, is not material with respect to the Variable Account.

                            CONTRACT OWNER INQUIRIES

    All Contract Owner inquiries should be directed to the Company at its Annuity Service Mailing Address.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

General Information
Annuity Provisions
Other Contractual Provisions
Federal Tax Status
Administration of the Contracts
Distribution of the Contracts
Legal Matters
Accountants
Financial Statements

                                   APPENDIX A
                              STATE PREMIUM TAXES


    The amount of applicable tax varies depending on the jurisdiction and is subject to change by the legislature or other authority. In many jurisdictions there is no tax at all. The Company believes that as of April 30, 1997 premium taxes will be imposed on Contracts offered by this Prospectus only by the jurisdictions listed below at the rates indicated. For information subsequent to April 30, 1997 a tax adviser should be consulted.


STATE                                                       RATE OF TAX
-------------------------------------------------------     -----------
California                                                      .50%
District of Columbia                                           2.25%
Kentucky                                                       2.00%
West Virginia                                                  1.00%

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1997 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.


--------------------------------------------------------------------------------

To:   Sun Life Assurance Company of Canada (U.S.)
     c/o Sun Life Annuity Service Center
     P.O. Box 1024
     Boston, Massachusetts 02103

    Please send me a Statement of Additional Information for
    Compass I--Sun Life of Canada (U.S.) Variable Account C.
Name  ____________________________________________
Address  ____________________________________________
     ____________________________________________
City____________________________ State___________ Zip______________
Telephone  ____________________________________________

                                        PROSPECTUS

                                        MAY 1, 1997

                                        COMBINATION FIXED/VARIABLE
                                        ANNUITY FOR QUALIFIED
                                        RETIREMENT PLANS

                                                      [Compass I]




                                                  ISSUED IN CONNECTION WITH
                                                  SUN LIFE OF CANADA (U.S.)
                                                  VARIABLE ACCOUNT C

CO1US-1 5/97


        ISSUED BY
        SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
        Annuity Service Mailing Address:
        c/o Sun Life Annuity Service Center
        P.O. Box 1024
        Boston, Massachusetts 02103
        GENERAL DISTRIBUTOR
        Clarendon Insurance Agency, Inc.
        500 Boylston Street
        Boston, Massachusetts 02116
        CUSTODIAN
        State Street Bank and Trust Company
        225 Franklin Street
        Boston, Massachusetts 02110
        LEGAL COUNSEL
        Covington & Burling
        1201 Pennsylvania Avenue, N.W.
        P.O. Box 7566
        Washington, D.C. 20044
        AUDITORS
        Deloitte & Touche LLP
        125 Summer Street
        Boston, Massachusetts 02110

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF

                             ADDITIONAL INFORMATION



     Attached hereto and made a part hereof is a Statement of Additional Information dated May 1, 1997.

                                                                     MAY 1, 1997
                                   COMPASS I
                      STATEMENT OF ADDITIONAL INFORMATION
                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C
                               TABLE OF CONTENTS

General Information..................................................     2
Annuity Provisions...................................................     2
Other Contractual Provisions.........................................     3
Federal Tax Status...................................................     4
Administration of the Contracts......................................     5
Distribution of the Contracts........................................     6
Legal Matters........................................................     6
Accountants..........................................................     6
Financial Statements.................................................     7

    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass I Combination Fixed/Variable Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account C (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 1997. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address c/o Sun Life Annuity Service Center, P.O. Box 1024, Boston, Massachusetts 02103, or by telephoning (800) 752-7215.

    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.
--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY

    Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.

THE VARIABLE ACCOUNT

    Sun Life of Canada (U.S.) Variable Account C (the "Variable Account") is a separate account of the Company which meets the definition of a separate account under the federal securities laws and which is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

THE FIXED ACCOUNT

    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account, which is the general account of the Company. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account, nor any interests therein are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "Fixed Account" in Appendix A).

                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described in the Prospectus. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (see "Net Investment Factor" in the Prospectus) for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. The factor is 0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                          OTHER CONTRACTUAL PROVISIONS

RIGHT TO RETURN CONTRACT

    The Owner should read the Contract carefully as soon as it is received. If the Owner wishes to return the Contract, it must be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract, it will be cancelled and the full amount of any Purchase Payment(s) received by the Company will be refunded.

    Under the Employee Retirement Income Security Act of 1974 ("ERISA"), an Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Owner is furnished with such disclosure statement before the 7th day preceding the date the Individual Retirement Account is established, the Owner will not have any right of revocation. If the disclosure statement is furnished after the 7th day preceding the establishment of the Individual Retirement Account, then the Owner may revoke the Contract any time within seven days after the issue date. Upon such revocation, the Company will refund all Purchase Payment(s) made by the Owner. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow an Owner establishing an Individual Retirement Account a "ten day free look," notwithstanding the provisions of ERISA.

OWNER AND CHANGE OF OWNERSHIP

    The Contract shall belong to the Owner or to the successor Owner or transferee of the Owner. All Contract rights and privileges may be exercised by the Owner, the successor Owner or transferee of the Owner without the consent of the Beneficiary (other than an irrevocably designated beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner on the death of the Annuitant. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/participant to exercise certain contract rights and privileges.

    Ownership of the Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (4) as otherwise permitted from time to time by laws and regulations governing the retirement plans for which the Contract may be issued. Subject to the foregoing, the Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the

Company. A change of ownership will not be binding upon the Company until written notification is received by the Company. Once received by the Company the change will be effective as of the date on which the request for change was signed by the Owner but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.

DESIGNATION AND CHANGE OF BENEFICIARY

    The Beneficiary designation contained in the application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner (or the Annuitant, as permitted by the Owner) may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed by the Owner or the Annuitant, as applicable.

    Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

CUSTODIAN

    The Custodian of the assets of the Variable Account is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Company will direct the Custodian to purchase Fund shares at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and to redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use by retirement plans under the provisions of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature, is based upon the Company's understanding of federal income tax laws as currently interpreted, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. Although the operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, the Variable Account is not separately taxable as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income and capital gains of the Variable Account to the extent applied to increase reserves under the Contracts are not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

    A participant in a retirement plan is the individual on whose behalf a Contract is issued. Certain federal income tax advantages are available to participants in retirement plans which meet the requirements of Section 401 or
Section 408 (excluding Section 408(b)) of the Code. The Contracts offered by this Prospectus are designed for use in connection with such retirement plans and accordingly all or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Monthly annuity payments made as retirement distributions under a Contract are generally taxable to the Annuitant as ordinary income under Section 72 of the Code. Distributions prior to age
59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Owner or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more.

    Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

    The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract issued in connection with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Contract (other than a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Tax Reform Act of 1984 authorizes the Internal Revenue Service to promulgate regulations that prescribe investment diversification requirements for segregated asset accounts underlying certain variable annuity contracts. These regulations do not affect the tax treatment of qualified contracts, such as the Contracts offered by this Prospectus.

    Due to the complex nature and frequent revisions of the federal income tax laws affecting retirement plans, a person contemplating the purchase of a Contract for use in connection with a retirement plan, the distribution or surrender of a Contract held under a retirement plan, or the election of an annuity option provided in a Contract should consult a qualified tax adviser.

                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, the status of the Accumulation Account under each Contract and other pertinent information necessary to the administration and operation of the Contracts.

                         DISTRIBUTION OF THE CONTRACTS

    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), 500 Boylston Street, Boston, Massachusetts 02116, a wholly-owned subsidiary of MFS. Commissions and other distribution compensation will be paid by the Company and will not be more than 5.11% of the Purchase Payments. In addition, after the fifth (5th) Contract Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.20% of the Contract's Accumulation Account values. During 1994, 1995 and 1996, approximately $42,000, $35,000, and $32,000, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                                 LEGAL MATTERS

    The organization of the Company, its authority to issue the Contracts and the validity of the form of the Contracts have been passed upon by David D. Horn, Esq., Senior Vice President and General Manager of the Company. Covington & Burling, Washington, D.C., have advised the Company on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts and federal income tax laws applicable to the Contracts.

                                  ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are the Variable Account's independent certified public accountants, providing auditing and other professional services.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- December 31, 1996

ASSETS:
  Investments in mutual funds:                         Shares         Cost         Value
                                                    ------------  ------------  ------------
    Massachusetts Investors Trust ("MIT")*........       966,416  $ 12,085,434  $ 13,977,972
    Massachusetts Investors Growth Stock Fund
     ("MIG")*.....................................       681,422     7,324,130     6,797,756
    MFS Total Return Fund ("MTR")*................     1,609,824    20,807,575    23,813,903
    MFS Growth Opportunities Fund ("MGO")*........     2,429,946    27,331,309    31,507,393
    MFS Research Fund ("MFR")*....................       462,597     6,244,045     8,568,891
    MFS Bond Fund ("MFB")*........................       494,800     6,643,122     6,545,152
    MFS Money Market Fund ("MCM").................     7,889,174     7,889,174     7,889,174
    MFS Government Money Market Fund ("MCG")......     1,384,357     1,384,357     1,384,357
    MFS High Income Fund ("MFH")*.................     1,655,686     8,461,078     8,844,864
    MFS World Governments Fund ("MWG")*...........       244,980     2,872,725     2,767,578
    MFS Emerging Growth Fund ("MEG")*.............       541,628     9,656,872    16,408,248
                                                                  ------------  ------------
                                                                  $110,699,821  $128,505,288
                                                                  ------------
                                                                  ------------


LIABILITIES:

  Payable to sponsor..........................................................        19,311
                                                                                ------------
        Net assets............................................................  $128,485,977
                                                                                ------------
                                                                                ------------

                                                    Applicable to Owners of
                                                   Deferred Variable Annuity
                                                           Contracts                Reserve for
                                               ----------------------------------    Variable
NET ASSETS OF CONTRACT OWNERS:                  Units   Unit Value      Value        Annuities        Total
                                               -------  ----------   ------------  -------------   ------------
    MIT......................................  211,924   $65.4965    $ 13,878,043    $   109,298   $ 13,987,341
    MIG......................................  137,226    48.9432       6,713,830         90,338      6,804,168
    MTR......................................  445,574    52.6180      23,422,668        281,208     23,703,876
    MGO......................................  752,698    41.5395      31,409,730        154,599     31,564,329
    MFR......................................  143,843    59.3112       8,533,053         45,692      8,578,745
    MFB......................................  186,637    34.3871       6,496,679         55,133      6,551,812
    MCM......................................  401,141    19.5956       7,857,887         30,743      7,888,630
    MCG......................................   73,345    18.8643       1,383,240          1,238      1,384,478
    MFH......................................  229,079    38.2245       8,737,289        136,372      8,873,661
    MWG......................................   70,278    38.3007       2,691,523         33,466      2,724,989
    MEG......................................  321,077    50.8597      16,329,244         94,704     16,423,948
                                                                     ------------  -------------   ------------
        Net assets................................................   $127,453,186    $ 1,032,791   $128,485,977
                                                                     ------------  -------------   ------------
                                                                     ------------  -------------   ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS -- Year Ended December 31, 1996

                                                      MIT         MIG         MTR          MGO         MFR         MFB
                                                     Sub-         Sub-        Sub-        Sub-         Sub-        Sub-
                                                    Account     Account     Account      Account     Account     Account
                                                  -----------  ----------  ----------  -----------  ----------  ----------
Income and expenses:
  Dividend income and capital gain distributions
   received.....................................  $ 1,360,768  $1,613,641  $2,584,561  $ 3,410,898  $  421,247  $  503,122
  Mortality and expense risk charges............      167,768      91,871     300,949      393,921     107,599      89,184
                                                  -----------  ----------  ----------  -----------  ----------  ----------
      Net investment income.....................  $ 1,193,000  $1,521,770  $2,283,612  $ 3,016,977  $  313,648  $  413,938
                                                  -----------  ----------  ----------  -----------  ----------  ----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.........................  $ 1,776,789  $2,466,325  $3,990,956  $ 4,161,499  $1,752,819  $1,873,338
    Cost of investments sold....................    1,726,389   2,073,433   3,121,561    3,474,538   1,041,985   2,032,173
                                                  -----------  ----------  ----------  -----------  ----------  ----------
      Net realized gains (losses)...............  $    50,400  $  392,892  $  869,395  $   686,961  $  710,834  $ (158,835)
                                                  -----------  ----------  ----------  -----------  ----------  ----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year.................................  $ 1,892,538  $ (526,374) $3,006,328  $ 4,176,084  $2,324,846  $  (97,970)
    Beginning of year...........................      296,421       9,941   3,270,426    2,314,275   1,679,172      15,221
                                                  -----------  ----------  ----------  -----------  ----------  ----------
      Change in unrealized appreciation
       (depreciation)...........................  $ 1,596,117  $ (536,315) $ (264,098) $ 1,861,809  $  645,674  $ (113,191)
                                                  -----------  ----------  ----------  -----------  ----------  ----------
  Realized and unrealized gains (losses)........  $ 1,646,517  $ (143,423) $  605,297  $ 2,548,770  $1,356,508  $ (272,026)
                                                  -----------  ----------  ----------  -----------  ----------  ----------
  Increase in net assets from operations........  $ 2,839,517  $1,378,347  $2,888,909  $ 5,565,747  $1,670,156  $  141,912
                                                  -----------  ----------  ----------  -----------  ----------  ----------
                                                  -----------  ----------  ----------  -----------  ----------  ----------

                                                       MCM        MCG        MFH         MWG        MEG
                                                       Sub-       Sub-       Sub-       Sub-        Sub-
                                                     Account    Account    Account     Account    Account       Total
                                                    ----------  --------  ----------  ---------  ----------  -----------
Income and expenses:
  Dividend income and capital gain distributions
   received.......................................  $  333,700  $ 75,667  $  776,979  $  75,412  $  200,183  $11,356,178
  Mortality and expense risk charges..............  $   93,240  $ 21,782  $  113,895  $  36,819  $  227,265  $ 1,644,293
                                                    ----------  --------  ----------  ---------  ----------  -----------
      Net investment income (expense).............  $  240,460  $ 53,885  $  663,084  $  38,593  $  (27,082) $ 9,711,885
                                                    ----------  --------  ----------  ---------  ----------  -----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................  $3,838,287  $836,694  $2,506,867  $ 795,055  $3,756,989  $27,755,618
    Cost of investments sold......................   3,838,287   836,694   2,454,610    903,141   1,964,209   23,467,020
                                                    ----------  --------  ----------  ---------  ----------  -----------
      Net realized gains (losses).................  $   --      $  --     $   52,257  $(108,086) $1,792,780  $ 4,288,598
                                                    ----------  --------  ----------  ---------  ----------  -----------
Net unrealized appreciation (depreciation) on
investments:
    End of year...................................  $   --      $  --     $  383,786  $(105,147) $6,751,376  $17,805,467
    Beginning of year.............................      --         --        161,693   (280,006)  6,409,399   13,876,542
                                                    ----------  --------  ----------  ---------  ----------  -----------
      Change in unrealized appreciation
       (depreciation).............................  $   --      $  --     $  222,093  $ 174,859  $  341,977  $ 3,928,925
                                                    ----------  --------  ----------  ---------  ----------  -----------
  Realized and unrealized gains...................  $   --      $  --     $  274,350  $  66,773  $2,134,757  $ 8,217,523
                                                    ----------  --------  ----------  ---------  ----------  -----------
  Increase in net assets from operations..........  $  240,460  $ 53,885  $  937,434  $ 105,366  $2,107,675  $17,929,408
                                                    ----------  --------  ----------  ---------  ----------  -----------
                                                    ----------  --------  ----------  ---------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                      MIT                              MIG                      MTR
                                                  Sub-Account                      Sub-Account              Sub-Account
                                        -------------------------------   ------------------------------   --------------
                                                  Year Ended                        Year Ended               Year Ended
                                                 December 31,                      December 31,             December 31,
                                        -------------------------------   ------------------------------   --------------
                                             1996             1995             1996            1995             1996
                                        --------------   --------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income...............   $   1,193,000    $     992,999    $   1,521,770    $    897,494    $   2,283,612
  Net realized gains (losses).........          50,400          (65,122)         392,892          94,187          869,395
  Net unrealized gains (losses).......       1,596,117        2,424,177         (536,315)        616,173         (264,098)
                                        --------------   --------------   --------------   -------------   --------------
      Increase in net assets from
       operations.....................   $   2,839,517    $   3,352,054    $   1,378,347    $  1,607,854    $   2,888,909
                                        --------------   --------------   --------------   -------------   --------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received........   $     336,122    $     369,642    $     205,998    $    179,962    $     528,206
    Net transfers between Sub-Accounts
     and
     Fixed Account....................          88,376          632,110         (203,622)        129,225         (145,482)
    Withdrawals, surrenders,
     annuitizations, and contract
     charges..........................      (1,397,434)      (1,247,573)      (2,057,962)       (602,589)      (3,143,002)
                                        --------------   --------------   --------------   -------------   --------------
      Net accumulation activity.......   $    (972,936)   $    (245,821)   $  (2,055,586)   $   (293,402)   $  (2,760,278)
                                        --------------   --------------   --------------   -------------   --------------
  Annuitization activity:
    Annuitizations....................   $      33,004    $       6,637    $    --          $     16,780    $       8,227
    Annuity payments and contract
     charges..........................         (17,495)         (10,426)          (3,060)        (10,536)          (8,688)
    Adjustments to annuity reserve....          11,899             (896)           1,203             334          (41,600)
                                        --------------   --------------   --------------   -------------   --------------
      Net annuitization activity......   $      27,408    $      (4,685)   $      (1,857)   $      6,578    $     (42,061)
                                        --------------   --------------   --------------   -------------   --------------
  Decrease in net assets from contract
   owner transactions.................   $    (945,528)   $    (250,506)   $  (2,057,443)   $   (286,824)   $  (2,802,339)
                                        --------------   --------------   --------------   -------------   --------------
    Increase (decrease) in net
     assets...........................   $   1,893,989    $   3,101,548    $    (679,096)   $  1,321,030    $      86,570

NET ASSETS:
  Beginning of year...................      12,093,352        8,991,804        7,483,264       6,162,234       23,617,306
                                        --------------   --------------   --------------   -------------   --------------
  End of year.........................   $  13,987,341    $  12,093,352    $   6,804,168    $  7,483,264    $  23,703,876
                                        --------------   --------------   --------------   -------------   --------------
                                        --------------   --------------   --------------   -------------   --------------


                                             1995
                                        --------------
OPERATIONS:
  Net investment income...............   $   1,805,498
  Net realized gains (losses).........         847,811
  Net unrealized gains (losses).......       2,464,418
                                        --------------
      Increase in net assets from
       operations.....................   $   5,117,727
                                        --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received........   $     632,542
    Net transfers between Sub-Accounts
     and
     Fixed Account....................        (573,277)
    Withdrawals, surrenders,
     annuitizations, and contract
     charges..........................      (3,299,740)
                                        --------------
      Net accumulation activity.......   $  (3,240,475)
                                        --------------
  Annuitization activity:
    Annuitizations....................   $      16,421
    Annuity payments and contract
     charges..........................         (33,654)
    Adjustments to annuity reserve....         (16,418)
                                        --------------
      Net annuitization activity......   $     (33,651)
                                        --------------
  Decrease in net assets from contract
   owner transactions.................   $  (3,274,126)
                                        --------------
    Increase (decrease) in net
     assets...........................   $   1,843,601
NET ASSETS:
  Beginning of year...................      21,773,705
                                        --------------
  End of year.........................   $  23,617,306
                                        --------------
                                        --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                       MGO                              MFR                      MFB
                                                   Sub-Account                      Sub-Account              Sub-Account
                                         -------------------------------   ------------------------------   -------------
                                                   Year Ended                        Year Ended              Year Ended
                                                  December 31,                      December 31,            December 31,
                                         -------------------------------   ------------------------------   -------------
                                              1996             1995            1996             1995            1996
                                         --------------   --------------   -------------   --------------   -------------
OPERATIONS:
  Net investment income................   $   3,016,977    $   3,299,790    $    313,648    $     379,798    $    413,938
  Net realized gains (losses)..........         686,961          510,987         710,834          329,788        (158,835)
  Net unrealized gains (losses)........       1,861,809        3,975,183         645,674        1,571,031        (113,191)
                                         --------------   --------------   -------------   --------------   -------------
      Increase in net assets from
       operations......................   $   5,565,747    $   7,785,960    $  1,670,156    $   2,280,617    $    141,912
                                         --------------   --------------   -------------   --------------   -------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $     446,789    $     453,315    $    143,449    $     135,168    $    155,303
    Net transfers between Sub-Accounts
     and
     Fixed Account.....................        (284,146)         (83,265)        382,929         (299,560)         32,233
    Withdrawals, surrenders,
     annuitizations, and contract
     charges...........................      (3,282,766)      (4,010,089)     (1,327,739)      (1,142,203)     (1,500,550)
                                         --------------   --------------   -------------   --------------   -------------
      Net accumulation activity........   $  (3,120,123)   $  (3,640,039)   $   (801,361)   $  (1,306,595)   $ (1,313,014)
                                         --------------   --------------   -------------   --------------   -------------
  Annuitization activity:
    Annuitizations.....................   $       4,584    $      17,843    $   --          $      13,047    $   --
    Annuity payments and contract
     charges...........................         (30,270)         (17,899)           (662)          (3,401)         (8,224)
    Adjustments to annuity reserve.....          17,719            8,499          10,666           (1,016)          1,076
                                         --------------   --------------   -------------   --------------   -------------
      Net annuitization activity.......   $      (7,967)   $       8,443    $     10,004    $       8,630    $     (7,148)
                                         --------------   --------------   -------------   --------------   -------------
  Decrease in net assets from contract
   owner transactions..................   $  (3,128,090)   $  (3,631,596)   $   (791,357)   $  (1,297,965)   $ (1,320,162)
                                         --------------   --------------   -------------   --------------   -------------
    Increase (decrease) in net
     assets............................   $   2,437,657    $   4,154,364    $    878,799    $     982,652    $ (1,178,250)

NET ASSETS:
  Beginning of year....................      29,126,672       24,972,308       7,699,946        6,717,294       7,730,062
                                         --------------   --------------   -------------   --------------   -------------
  End of year..........................   $  31,564,329    $  29,126,672    $  8,578,745    $   7,699,946    $  6,551,812
                                         --------------   --------------   -------------   --------------   -------------
                                         --------------   --------------   -------------   --------------   -------------


                                             1995
                                         -------------
OPERATIONS:
  Net investment income................   $    446,610
  Net realized gains (losses)..........        (88,404)
  Net unrealized gains (losses)........        939,231
                                         -------------
      Increase in net assets from
       operations......................   $  1,297,437
                                         -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $    149,502
    Net transfers between Sub-Accounts
     and
     Fixed Account.....................        633,442
    Withdrawals, surrenders,
     annuitizations, and contract
     charges...........................       (990,064)
                                         -------------
      Net accumulation activity........   $   (207,120)
                                         -------------
  Annuitization activity:
    Annuitizations.....................   $   --
    Annuity payments and contract
     charges...........................         (7,848)
    Adjustments to annuity reserve.....          1,914
                                         -------------
      Net annuitization activity.......   $     (5,934)
                                         -------------
  Decrease in net assets from contract
   owner transactions..................   $   (213,054)
                                         -------------
    Increase (decrease) in net
     assets............................   $  1,084,383
NET ASSETS:
  Beginning of year....................      6,645,679
                                         -------------
  End of year..........................   $  7,730,062
                                         -------------
                                         -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                           MCM                              MCG                             MFH
                                       Sub-Account                      Sub-Account                     Sub-Account
                              ------------------------------   -----------------------------   ------------------------------
                                        Year Ended                      Year Ended                       Year Ended
                                       December 31,                    December 31,                     December 31,
                              ------------------------------   -----------------------------   ------------------------------
                                  1996             1995            1996            1995            1996             1995
                              -------------   --------------   -------------   -------------   -------------   --------------
OPERATIONS:
  Net investment income.....   $  240,460      $   293,849      $   53,885      $   84,729      $  663,084      $   724,913
  Net realized gains........      --               --              --              --               52,257          150,663
  Net unrealized gains......      --               --              --              --              222,093          581,065
                              -------------   --------------   -------------   -------------   -------------   --------------
      Increase in net assets
       from operations......   $  240,460      $   293,849      $   53,885      $   84,729      $  937,434      $ 1,456,641
                              -------------   --------------   -------------   -------------   -------------   --------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments
     received...............   $  136,550      $   238,984      $   80,866      $   66,406      $  121,432      $   221,528
    Net transfers between
     Sub-Accounts and Fixed
     Account................    1,635,082         (301,095)       (278,103)       (259,690)       (411,820)        (211,934)
    Withdrawals, surrenders,
     annuitizations, and
     contract charges.......   (1,188,558)      (1,961,874)       (449,456)       (364,427)       (968,697)      (2,451,712)
                              -------------   --------------   -------------   -------------   -------------   --------------
      Net accumulation
       activity.............   $  583,074      $(2,023,985)     $ (646,693)     $ (557,711)     $(1,259,085)    $(2,442,118)
                              -------------   --------------   -------------   -------------   -------------   --------------
  Annuitization activity:
    Annuitizations..........   $  --           $   --           $  --           $  --           $  --           $   --
    Annuity payments and
     contract charges.......       (4,013)          (4,026)           (196)           (196)        (21,880)         (19,590)
    Adjustments to annuity
     reserve................          543              464              67              62            (927)          (5,594)
                              -------------   --------------   -------------   -------------   -------------   --------------
      Net annuitization
       activity.............   $   (3,470)     $    (3,562)     $     (129)     $     (134)     $  (22,807)     $   (25,184)
                              -------------   --------------   -------------   -------------   -------------   --------------
  Increase (decrease) in net
   assets from contract
   owner transactions.......   $  579,604      $(2,027,547)     $ (646,822)     $ (557,845)     $(1,281,892)    $(2,467,302)
                              -------------   --------------   -------------   -------------   -------------   --------------
    Increase (decrease) in
     net assets.............   $  820,064      $(1,733,698)     $ (592,937)     $ (473,116)     $ (344,458)     $(1,010,661)

NET ASSETS:
  Beginning of year.........    7,068,566        8,802,264       1,977,415       2,450,531       9,218,119       10,228,780
                              -------------   --------------   -------------   -------------   -------------   --------------
  End of year...............   $7,888,630      $ 7,068,566      $1,384,478      $1,977,415      $8,873,661      $ 9,218,119
                              -------------   --------------   -------------   -------------   -------------   --------------
                              -------------   --------------   -------------   -------------   -------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                           MWG                              MEG
                                       Sub-Account                      Sub-Account                          Total
                              -----------------------------   -------------------------------   -------------------------------
                                       Year Ended                       Year Ended                        Year Ended
                                      December 31,                     December 31,                      December 31,
                              -----------------------------   -------------------------------   -------------------------------
                                  1996            1995             1996             1995             1996             1995
                              -------------   -------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
   (expense)................   $   38,593      $  351,401      $   (27,082)     $  (185,410)     $  9,711,885     $  9,091,671
  Net realized gains
   (losses).................     (108,086)        (49,998)       1,792,780          529,814         4,288,598        2,259,726
  Net unrealized gains......      174,859         132,378          341,977        4,423,528         3,928,925       17,127,184
                              -------------   -------------   --------------   --------------   --------------   --------------
      Increase in net assets
       from operations......   $  105,366      $  433,781      $ 2,107,675      $ 4,767,932      $ 17,929,408     $ 28,478,581
                              -------------   -------------   --------------   --------------   --------------   --------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments
     received...............   $   32,241      $   56,089      $   413,103      $   313,173      $  2,600,059     $  2,816,311
    Net transfers between
     Sub-Accounts and Fixed
     Account................     (103,978)         (8,929)        (785,333)         252,941           (73,864)         (90,032)
    Withdrawals, surrenders,
     annuitizations, and
     contract charges.......     (400,559)       (694,187)      (2,122,298)      (1,159,186)      (17,839,021)     (17,923,644)
                              -------------   -------------   --------------   --------------   --------------   --------------
      Net accumulation
       activity.............   $ (472,296)     $ (647,027)     $(2,494,528)     $  (593,072)     $(15,312,826)    $(15,197,365)
                              -------------   -------------   --------------   --------------   --------------   --------------
  Annuitization activity:
    Annuitizations..........   $  --           $   19,499      $   --           $   --           $     45,815     $     90,227
    Annuity payments and
     contract charges.......       (7,791)         (5,171)         (19,817)         (15,686)         (122,096)        (128,433)
    Adjustments to annuity
     reserve................       (2,303)         (5,384)           1,874            5,819               217          (12,216)
                              -------------   -------------   --------------   --------------   --------------   --------------
      Net annuitization
       activity.............   $  (10,094)     $    8,944      $   (17,943)     $    (9,867)     $    (76,064)    $    (50,422)
                              -------------   -------------   --------------   --------------   --------------   --------------
  Decrease in net assets
   from contract owner
   transactions.............   $ (482,390)     $ (638,083)     $(2,512,471)     $  (602,939)     $(15,388,890)    $(15,247,787)
                              -------------   -------------   --------------   --------------   --------------   --------------
    Increase (decrease) in
     net assets.............   $ (377,024)     $ (204,302)     $  (404,796)     $ 4,164,993      $  2,540,518     $ 13,230,794

NET ASSETS:
  Beginning of year.........    3,102,013       3,306,315       16,828,744       12,663,751       125,945,459      112,714,665
                              -------------   -------------   --------------   --------------   --------------   --------------
  End of year...............   $2,724,989      $3,102,013      $16,423,948      $16,828,744      $128,485,977     $125,945,459
                              -------------   -------------   --------------   --------------   --------------   --------------
                              -------------   -------------   --------------   --------------   --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), a subsidiary of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) TRANSACTIONS IN UNITS OUTSTANDING

                                   MIT                   MIG                   MTR                   MGO              MFR
                               Sub-Account           Sub-Account           Sub-Account           Sub-Account       Sub-Account
                           --------------------  --------------------  --------------------  --------------------  ---------
                                                                                                                     Year
                                                                                                                     Ended
                                Year Ended            Year Ended            Year Ended            Year Ended       December
                               December 31,          December 31,          December 31,          December 31,         31,
                           --------------------  --------------------  --------------------  --------------------  ---------

                             1996       1995       1996       1995       1996       1995       1996       1995       1996
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding,
 beginning of year.......    228,398    233,419    183,386    191,666    502,308    580,826    835,555    952,138    158,916
  Units purchased........      5,745      8,255      4,638      5,027     10,862     15,382     11,777     15,050      2,691
  Units transferred
   between Sub-Accounts
   and Fixed Account.....      1,726     14,317     (4,521)     3,509     (2,602)   (13,411)    (8,450)    (3,016)     6,223
  Units withdrawn,
   surrendered and
   annuitized............    (23,945)   (27,593)   (46,277)   (16,816)   (64,994)   (80,489)   (86,184)  (128,617)   (23,987)
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of
 year....................    211,924    228,398    137,226    183,386    445,574    502,308    752,698    835,555    143,843
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

                                              MFB
                                          Sub-Account
                                      --------------------

                                           Year Ended
                                          December 31,
                                      --------------------
                             1995       1996       1995
                           ---------  ---------  ---------
Units outstanding,
 beginning of year.......    189,988    226,571    233,449
  Units purchased........      3,374      4,694      4,911
  Units transferred
   between Sub-Accounts
   and Fixed Account.....     (7,419)       970     19,907
  Units withdrawn,
   surrendered and
   annuitized............    (27,027)   (45,598)   (31,696)
                           ---------  ---------  ---------
Units outstanding, end of
 year....................    158,916    186,637    226,571
                           ---------  ---------  ---------
                           ---------  ---------  ---------

                                                   MCM                      MCG                       MFH                 MWG
                                               Sub-Account              Sub-Account               Sub-Account         Sub-Account
                                          ----------------------  ------------------------  ------------------------  -----------
                                                                                                                      Year Ended
                                                Year Ended               Year Ended                Year Ended          December
                                               December 31,             December 31,              December 31,            31,
                                          ----------------------  ------------------------  ------------------------  -----------

                                             1996        1995        1996         1995         1996         1995         1996
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of year....     371,369     480,850     108,206      139,248      264,391      339,549       83,177
  Units purchased.......................       7,091      12,892       4,338        3,707        3,422        7,012          882
  Units transferred between Sub-Accounts
   and Fixed Account....................      84,305     (16,523)    (14,954)     (14,383)     (11,805)      (6,198)      (2,797)
  Units withdrawn, surrendered and
   annuitized...........................     (61,624)   (105,850)    (24,245)     (20,366)     (26,929)     (75,972)     (10,984)
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------
Units outstanding, end of year..........     401,141     371,369      73,345      108,206      229,079      264,391       70,278
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------

                                                                 MEG
                                                             Sub-Account
                                                       ------------------------

                                                              Year Ended
                                                             December 31,
                                                       ------------------------
                                             1995         1996         1995
                                          -----------  -----------  -----------
Units outstanding, beginning of year....     101,661      372,726      390,605
  Units purchased.......................       1,602        8,398        8,332
  Units transferred between Sub-Accounts
   and Fixed Account....................        (229)     (16,860)       5,480
  Units withdrawn, surrendered and
   annuitized...........................     (19,857)     (43,187)     (31,691)
                                          -----------  -----------  -----------
Units outstanding, end of year..........      83,177      321,077      372,726
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account C (the Variable Account) as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS

                                                                                      DECEMBER 31,
                                                                             ------------------------------
                                                                                  1996            1995
                                                                             --------------  --------------
                                                                                       (IN 000'S)
ADMITTED ASSETS
    Bonds                                                                    $    2,258,858  $    2,706,067
    Preferred stock                                                                       0           1,149
    Mortgage loans                                                                  938,932       1,066,911
    Investments in subsidiaries                                                     144,043         138,282
    Real estate                                                                     100,385          95,574
    Other invested assets                                                            51,378          38,387
    Policy loans                                                                     40,554          38,355
    Cash                                                                              1,305         (20,280)
    Investment income due and accrued                                                68,190          62,719
    Funds withheld on reinsurance assumed                                           878,798         741,091
    Due from separate accounts                                                      220,999         148,675
    Other assets                                                                     27,509          26,349
                                                                             --------------  --------------
    General account assets                                                        4,730,951       5,043,279
    Unitized separate account assets                                              6,919,219       5,275,808
    Non-unitized separate account assets                                          2,108,835       2,040,596
                                                                             --------------  --------------
    Total Assets                                                             $   13,759,005  $   12,359,683
                                                                             --------------  --------------
                                                                             --------------  --------------
LIABILITIES
    Policy reserves                                                          $    2,099,980  $    1,937,302
    Annuity and other deposits                                                    1,898,309       2,290,656
    Policy benefits in process of payment                                             2,677           5,884
    Accrued expenses and taxes                                                       57,719          44,114
    Other liabilities                                                                63,987          36,080
    Due to (from) parent and affiliates--net                                        (41,326)       (130,502)
    Interest maintenance reserve                                                     28,676          25,218
    Asset valuation reserve                                                          53,911          42,099
                                                                             --------------  --------------
    General account liabilities                                                   4,163,933       4,250,851
    Unitized separate account liabilities                                         6,919,094       5,275,784
    Non-unitized separate account liabilities                                     2,108,835       2,040,596
                                                                             --------------  --------------
                                                                                 13,191,862      11,567,231
                                                                             --------------  --------------
CAPITAL STOCK AND SURPLUS
    Capital Stock Par value $1,000:
       Authorized, 10,000 shares;
        issued and outstanding, 5,900 shares                                          5,900           5,900
    Surplus                                                                         561,243         786,552
                                                                             --------------  --------------
    Total capital stock and surplus                                                 567,143         792,452
                                                                             --------------  --------------
    Total Liabilities, Capital Stock and Surplus                             $   13,759,005  $   12,359,683
                                                                             --------------  --------------
                                                                             --------------  --------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

STATUTORY STATEMENTS OF OPERATIONS

                                                YEARS ENDED DECEMBER 31,
                                           ----------------------------------
                                              1996        1995        1994
                                           ----------  ----------  ----------
                                                       (IN 000'S)
 Premiums and annuity considerations       $  282,466  $  279,407  $  316,008
 Deposit-type funds                         1,775,230   1,545,542   1,647,623
 Considerations for supplementary
   contracts without life contingencies
   and dividend accumulations                   2,340       1,088       2,906
 Net investment income                        303,753     312,872     315,433
 Amortization of interest maintenance
   reserve                                      1,557       1,025       4,128
 Miscellaneous income                          71,903      57,864      30,988
                                           ----------  ----------  ----------
 Total                                      2,437,249   2,197,798   2,317,086
                                           ----------  ----------  ----------
 Death benefits                                12,394      15,317       4,836
 Annuity benefits                             146,654     140,497     135,256
 Surrender benefits and other fund
   withdrawals                              1,507,263   1,074,396     965,186
 Interest on policy or contract funds           2,205         739         572
 Payments on supplementary contracts
   without life contingencies and of
   dividend accumulations                       2,120       1,888       2,334
 Increase in aggregate reserves for life
   and accident and health policies and
   contracts                                  162,678     171,975     219,334
 Increase in liability for premium and
   other deposit funds                       (392,348)     13,553     (69,541)
 Increase in reserve for supplementary
   contracts without life contingencies
   and for dividend and coupon
   accumulations                                  327        (663)        714
                                           ----------  ----------  ----------
 Total                                      1,441,293   1,417,702   1,258,691
 Commissions on premiums and annuity
   considerations (direct business only)      109,894      88,037      93,576
 Commissions and expense allowances on
   reinsurance assumed                         18,910      22,012      59,085
 General insurance expenses                    37,206      34,580      31,243
 Insurance taxes, licenses and fees,
   excluding federal income taxes               8,431       7,685       5,638
 Increase in loading on and cost of
   collection in excess of loading on
   deferred and uncollected premiums              901      (1,377)     (2,650)
 Net transfers to Separate Account            678,663     551,784     820,671
                                           ----------  ----------  ----------
 Total                                      2,295,298   2,120,423   2,266,254
                                           ----------  ----------  ----------
 Net gain from operations before
   dividends to policyholders and federal
   income tax                                 141,951      77,375      50,832
 Dividends to policyholders                    29,189      25,722      22,928
                                           ----------  ----------  ----------
 Net gain from operations after dividends
   to policyholders and before federal
   income tax                                 112,762      51,653      27,904
 Federal income taxes incurred (excluding
   tax on capital gains)                       (2,702)     17,807      19,469
                                           ----------  ----------  ----------
 Net gain from operations after dividends
   to policyholders and federal income
   tax and before realized capital gains
   or (losses)                                115,464      33,846       8,435
 Net realized capital gains or (losses)
   less capital gains tax and transferred
   to the interest maintenance reserve          7,560       2,069      (6,978)
                                           ----------  ----------  ----------
 NET INCOME                                $  123,024  $   35,915  $    1,457
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                                 YEARS ENDED DECEMBER 31,
                                                           -------------------------------------
                                                              1996         1995         1994
                                                           -----------  -----------  -----------
                                                                        (IN 000'S)
CAPITAL AND SURPLUS, BEGINNING OF YEAR                     $   792,452  $   455,489  $   483,188
                                                           -----------  -----------  -----------
Net income                                                     123,024       35,915        1,457
Change in net unrealized capital gains or (losses)              (1,715)       2,009         (671)
Change in non-admitted assets and related items                     67       (2,270)      (1,485)
Change in asset valuation reserve                              (11,812)     (13,690)      (8,376)
Other changes in surplus in Separate Accounts Statement            100       (4,038)        (227)
Increase (decrease) in surplus notes                          (335,000)     315,000            0
Miscellaneous gains and losses in surplus                           27        4,037      (18,397)
                                                           -----------  -----------  -----------
Net change in capital and surplus for the year                (225,309)     336,963      (27,699)
                                                           -----------  -----------  -----------
Capital and surplus, end of year                           $   567,143  $   792,452  $   455,489
                                                           -----------  -----------  -----------
                                                           -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)
STATUTORY STATEMENTS OF CASH FLOW

                                                  YEARS ENDED DECEMBER 31,
                                            -------------------------------------
                                               1996         1995         1994
                                            -----------  -----------  -----------
                                                         (IN 000'S)
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 2,059,577  $ 1,826,456  $ 2,287,695
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     2,340        1,088        2,906
   Net investment income received               324,914      374,398      351,058
   Other income received                         88,295       25,348       30,989
                                            -----------  -----------  -----------
 Total receipts                               2,475,126    2,227,290    2,672,648
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       1,671,483    1,231,936    1,326,223
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       172,015      150,463      187,699
   Net cash transfers to Separate Accounts      755,605      568,188      963,127
   Dividends paid to policyholders               22,689       17,722       13,303
   Federal income tax (recoveries)
     payments (excluding tax on capital
     gains)                                     (15,363)     (20,655)       2,976
   Other--net                                     2,205          739          572
                                            -----------  -----------  -----------
 Total payments                               2,608,634    1,948,393    2,493,900
                                            -----------  -----------  -----------
 Net cash from operations                      (133,508)     278,897      178,748
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $1,554,873 for 1996, $8,610,951 for
     1995 and $19,271,876 for 1994)           1,768,147    1,658,655    1,508,156
   Issuance (repayment) of surplus notes       (335,000)     315,000
   Other cash provided                          147,956      419,446       26,512
                                            -----------  -----------  -----------
 Total cash provided                          1,581,103    2,393,101    1,534,668
                                            -----------  -----------  -----------
 Cash Applied
   Cost of long-term investments acquired     1,318,880    1,749,714    1,442,155
   Other cash applied                           235,982      796,207      264,233
                                            -----------  -----------  -----------
 Total cash applied                           1,554,862    2,545,921    1,706,388
                                            -----------  -----------  -----------
 Net change in cash and short-term
   investments                                 (107,267)     126,077        7,028
 Cash and short-term investments:
 Beginning of year                              197,326       71,249       64,221
                                            -----------  -----------  -----------
 End of year                                $    90,059  $   197,326  $    71,249
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuities, group fixed and variable annuities and group pension contracts. The Company also underwrites a block of individual life insurance business through a reinsurance contract with its parent. Sun Life Assurance Company of Canada (the "parent company") is a mutual life insurance company.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, that has changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position and results of operations and capital in conformity with generally accepted accounting principles. (See
Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS AND RELATED RESERVES

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES: (CONTINUED):
INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market values.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $220,999,000 in 1996 and $148,675,000 in 1995.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

During 1996, the Company changed its method of accounting and reporting for deposits withdrawals, and benefits with respect to unitized separate accounts. Previously, deposits were recorded as direct increases in liabilities of the separate accounts while withdrawals and benefits were recorded as direct decreases in that liability. Effective for 1996, the Company recorded: deposits as revenue in the general account; withdrawals and benefits as expenses in the general account; and the transfer of those funds between the general account and the separate account are reflected as an expense (income) item. Amounts presented for the years ended December 31, 1995 and 1994 have been restated to conform to this presentation. The effect of this change was to increase revenues and expenses by $1.4 billion in 1996, $878 million in 1995, and $988 million in 1994; there is no impact on net income of the general account. This new method of reporting is consistent with the accounting treatment for deposits and withdrawals and benefits of the non-unitized separate account of the Company, and is consistent with prescribed statutory accounting practices.

Prior to 1996, dividends paid to the Company by its subsidiaries and the undistributed gains (losses) of those subsidiaries were included in net income of the Company. For Annual Statement reporting, dividends were (and continue to be) reported in net income while undistributed gains (losses) are reported directly to surplus (as a separate component of unassigned surplus). As a result, net income as reported in these financial statements is $2.5 million less than net income reported in the Annual Statement in 1995 and $1.4 million greater than the Annual Statement in 1994. Effective for 1996, the Company changed its method of accounting for investments in subsidiaries to conform with the prescribed statutory accounting practices used in the preparation of its Annual Statement. As a result of the change, $5.7 million in undistributed losses of subsidiaries are reported directly as a separate component of unassigned surplus rather than being included in net income for the year ended December 31, 1996. The amounts as reported in prior years have not been restated.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES: (CONTINUED):
The Company has also revised the form of its statutory statements of operations, changes in capital stock and surplus, and cash flow in order to match more exactly the presentation used in the preparation of its Annual Statement. As a result, reclassifications have been made in the amounts reported in 1995 and 1994 audited financial statements to conform to the presentation used for the 1996 amounts. Other than as described in the preceding paragraph, none of the changes have impacted net income or statutory surplus as reported in the 1995 and 1994 audited financial statements.

OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

2.  INVESTMENTS IN SUBSIDIARIES:
The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)), Massachusetts Casualty Insurance Company
(MCIC), Sun  Investment Services  Company (Sunesco),  New London  Trust,  F.S.B.
(NLT), Sun Life Financial Services Limited, Inc. (SLFSL), Sun Benefit Services Company, Inc. (Sunbesco), Sun Capital Advisers, Inc. (Sun Capital), and Sun Life Finance Corporation (Sunfinco).

The Company owns 94.8% of the outstanding shares of Massachusetts Financial Services Company (MFS). The Company previously owned 100% of the shares. During 1996, MFS issued additional shares to officers of MFS, thereby reducing the Company's ownership to 94.8%.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York. MCIC is a life insurance company which issues only individual disability income policies. Sunesco is a registered investment adviser and broker-dealer. NLT is a federally chartered savings bank. SLFSL serves as the marketing administrator for the distribution of the Parent company's offshore products. Sun Capital, a registered investment adviser, Sunfinco, and Sunbesco are currently inactive.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds and certain mutual funds and separate accounts established by the Company, and, through a subsidiary, provides investment advice to substantial private clients.

In 1994, the Company reduced its carrying value of MCIC by $18,397,000, the unamortized amount of goodwill. The reduction was accounted for as a direct charge to surplus.

On December 31, 1996, the Company issued to the parent a $58,000,000 note which is scheduled for repayment on February 15, 1997 at an interest rate of 5.70%. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76% due on demand on or after March 1, 1997. On December 31, 1996 and 1995 the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000. All of these notes are reported as due from parent and affiliates.

During 1996, 1995 and 1994, the Company contributed capital in the following amounts to its subsidiaries:

                                                                           1996           1995          1994
                                                                      --------------  ------------  ------------
MCIC                                                                  $   10,000,000  $  6,000,000  $  6,000,000
SLFSL                                                                      1,500,000             0             0

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

2.  INVESTMENTS IN SUBSIDIARIES: (CONTINUED):
Summarized combined financial information of the Company's subsidiaries as of December 31, 1996, 1995 and 1994 and for the years then ended, follows:

                                                                                       DECEMBER 31,
                                                                         ----------------------------------------
                                                                             1996          1995          1994
                                                                         ------------  ------------  ------------
                                                                                        (IN 000'S)
Intangible assets                                                        $      9,646  $     12,174  $     13,485
Other assets                                                                1,376,014     1,233,372     1,165,595
Liabilities                                                                (1,241,617)   (1,107,264)   (1,044,273)
                                                                         ------------  ------------  ------------
Total net assets                                                         $    144,043  $    138,282  $    134,807
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------
Total revenues                                                           $    717,280  $    570,794  $    495,097
Operating expenses                                                           (624,199)     (504,070)     (425,891)
Income tax expense                                                            (42,820)      (31,193)      (29,374)
                                                                         ------------  ------------  ------------
Net income                                                               $     50,261  $     35,531  $     39,832
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------

3.  BONDS:
The amortized cost and estimated fair value of investments in debt securities are as follows:

                                                                             DECEMBER 31, 1996
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------

                                                                                 (IN 000'S)
Long-term Bonds:
    United States government and government agencies and
     authorities                                            $    267,756   $  12,272    $  (8,927)  $    271,101
    States, provinces and political subdivisions                   2,253          20           (0)         2,273
    Foreign governments                                           18,812       1,351           (0)        20,163
    Public utilities                                             415,641      24,728       (1,223)       439,146
    Transportation                                               167,937      14,107       (2,243)       179,801
    Finance                                                      290,025       7,912         (472)       297,465
    All other corporate bonds                                  1,007,680      42,338      (14,496)     1,035,522
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  2,170,104     102,728      (27,361)     2,245,471
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                             88,754           0            0         88,754
                                                            ------------  -----------  -----------  ------------
                                                            $  2,258,858   $ 102,728    $ (27,361)  $  2,334,225
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

3.  BONDS: (CONTINUED):

                                                                            DECEMBER 31, 1995
                                                          -----------------------------------------------------
                                                                           GROSS        GROSS       ESTIMATED
                                                           AMORTIZED    UNREALIZED    UNREALIZED       FAIR
                                                              COST         GAINS       (LOSSES)       VALUE
                                                          ------------  -----------  ------------  ------------

                                                                               (IN 000'S)
Long-term Bonds:
    United States government and government agencies and
     authorities                                          $    467,597   $  22,783   $       (443) $    489,937
    States, provinces and political subdivisions                 2,252          81             (0)        2,333
    Foreign governments                                         38,303       4,551             (6)       42,848
    Public utilities                                           513,704      45,466           (203)      558,967
    Transportation                                             215,786      22,794         (2,221)      236,359
    Finance                                                    225,074      13,846            (84)      238,836
    All other corporate bonds                                1,025,745      67,371         (7,415)    1,085,701
                                                          ------------  -----------  ------------  ------------
        Total long-term bonds                                2,488,461     176,892        (10,372)    2,654,981
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                          217,606           0              0       217,606
                                                          ------------  -----------  ------------  ------------
                                                          $  2,706,067   $ 176,892   $    (10,372) $  2,872,587
                                                          ------------  -----------  ------------  ------------
                                                          ------------  -----------  ------------  ------------

The amortized cost and estimated fair value of bonds at December 31, 1996 and 1995 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                                           DECEMBER 31, 1996
                                                                                       --------------------------
                                                                                        AMORTIZED     ESTIMATED
                                                                                           COST       FAIR VALUE
                                                                                       ------------  ------------
                                                                                               (IN 000'S)
Maturities:
    Due in one year or less                                                            $    314,130  $    315,507
    Due after one year through five years                                                   743,215       751,858
    Due after five years through ten years                                                  268,376       280,153
    Due after ten years                                                                     714,504       775,051
                                                                                       ------------  ------------
                                                                                       $  2,040,225  $  2,122,569
    Mortgage-backed securities                                                              218,633       211,656
                                                                                       ------------  ------------
                                                                                       $  2,258,858  $  2,334,225
                                                                                       ------------  ------------
                                                                                       ------------  ------------

                                                                                           DECEMBER 31, 1995
                                                                                       --------------------------
                                                                                        AMORTIZED     ESTIMATED
                                                                                           COST       FAIR VALUE
                                                                                       ------------  ------------
                                                                                               (IN 000'S)
Maturities:
    Due in one year or less                                                            $    558,775  $    561,119
    Due after one year through five years                                                   824,446       846,230
    Due after five years through ten years                                                  256,552       269,549
    Due after ten years                                                                     884,187     1,000,908
                                                                                       ------------  ------------
                                                                                          2,523,960     2,677,806
    Mortgage-backed securities                                                              182,107       194,781
                                                                                       $  2,706,067  $  2,872,587
                                                                                       ------------  ------------
                                                                                       ------------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

3.  BONDS: (CONTINUED):
Proceeds from sales and maturities of investments in debt securities during 1996, 1995, and 1994 were $1,554,016,000, $1,510,553,000, and $1,390,974,000, gross gains were $16,975,000, $24,757,000, and $15,025,000 and gross losses were $10,885,000, $5,742,000, and $30,041,000 , respectively.

Bonds included above with an amortized cost of approximately $2,060,000 and $2,059,000 at December 31, 1996 and 1995, respectively, were on deposit with governmental authorities as required by law.

4.  SECURITIES LENDING:
The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chemical Bank of New York. The custodian has indemnified the Company against losses arising from this program. The total par value of securities out on loan was $51,537,000 and $250,729,000 and the income resulting from this program was $137,000, $2,000 and $26,000 at December 31, 1996, 1995 and 1994, respectively.

5.  MORTGAGE LOANS:
The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate provisions have been made. In those cases where, in management's judgement, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage portfolio.

                                                                                               DECEMBER 31,
                                                                                         ------------------------
                                                                                            1996         1995
                                                                                         ----------  ------------
                                                                                                (IN 000'S)
California                                                                               $  154,272  $    153,811
Massachusetts                                                                                79,929        83,999
Michigan                                                                                     57,119        69,125
New York                                                                                     67,742        81,480
Ohio                                                                                         75,405        83,915
Pennsylvania                                                                                115,584       141,468
Washington                                                                                   75,819        91,900
All other                                                                                   313,062       361,213
                                                                                         ----------  ------------
                                                                                         $  938,932  $  1,066,911
                                                                                         ----------  ------------
                                                                                         ----------  ------------

The Company has restructured mortgage loans totalling $29,261,000, and $49,846,000 at December 31, 1996 and 1995, respectively, against which there are provisions of $5,893,000 and $8,799,000 at December 31, 1996 and 1995,
respectively.

The Company has made commitments of mortgage loans on real estate into the future. The outstanding commitments for these mortgages amount to $9,800,000 and $13,100,000 at December 31, 1996 and 1995, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

6.  INVESTMENTS GAINS AND LOSSES:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
                                                                                             (IN 000'S)
Net realized gains (losses)
Bonds                                                                              $   5,631  $   3,935  $    (858)
Mortgage loans                                                                           763        292     (5,689)
Real estate                                                                              599        391       (334)
Other assets                                                                             567     (2,549)       (97)
                                                                                   ---------  ---------  ---------
                                                                                   $   7,560  $   2,069  $  (6,978)
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                         $  (5,739) $       0  $       0
Mortgage loans                                                                          (600)    (1,574)         0
Real estate                                                                            4,624      3,583       (671)
                                                                                   ---------  ---------  ---------
                                                                                   $  (1,715) $   2,009  $    (671)
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve (IMR) and amortized into income over the remaining contractual life of the security sold. The gross realized capital gains and losses credited or charged to the interest maintenance reserve were a credit of $7,710,000 in 1996, a credit of $12,714,000 in 1995, and a charge of $14,070,000 in 1994. All gains and losses are transferred net of applicable taxes.

7.  NET INVESTMENT INCOME:
Net investment income consisted of:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------
                                                                                 1996        1995        1994
                                                                              ----------  ----------  ----------
                                                                                          (IN 000'S)
Interest income from bonds                                                    $  178,695  $  205,445  $  200,338
Income from investment in common stock of affiliates                              50,408      35,403      39,577
Interest income from mortgage loans                                               92,591      99,766     106,404
Real estate investment income                                                     16,249      14,979      12,950
Interest income from policy loans                                                  2,790       2,777       2,669
Other                                                                              1,710       2,672       1,212
                                                                              ----------  ----------  ----------
    Gross investment income                                                      342,443     361,042     363,150
Interest on surplus notes                                                        (23,061)    (31,813)    (31,150)
Investment expenses                                                              (15,629)    (16,357)    (16,567)
                                                                              ----------  ----------  ----------
                                                                              $  303,753  $  312,872  $  315,433
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

8.  DERIVATIVES:
The Company uses derivative instruments for interest risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocates gains (losses) to specific hedged assets or liabilities, gains ( losses) are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1996 and December 31, 1995 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1996
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    429,000       $  (2,443)
Foreign currency swap                                                                      2,100              70
Forward spread lock swaps                                                                 50,000             (50)

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1995
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    367,000       $   3,275
Foreign currency swap                                                                      2,745             290
Forward spread lock swaps                                                                 50,000             112

The market value is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current creditworthiness of the counterparties. The Company is exposed to potential credit loss in the event of non-performance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES:
The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

9.  LEVERAGED LEASES: (CONTINUED):
The Company's net investment in leveraged leases is composed of the following elements:

                                                                                         YEARS ENDED DECEMBER
                                                                                                 31,
                                                                                        ----------------------
                                                                                           1996        1995
                                                                                        ----------  ----------
                                                                                              (IN 000'S)
Lease contracts receivable                                                              $  101,244  $  111,611
Less non-recourse debt                                                                     101,227    (111,594)
                                                                                        ----------  ----------
                                                                                                17          17
Estimated residual value of leased assets                                                   41,150      41,150
Less unearned and deferred income                                                          (11,501)    (13,132)
                                                                                        ----------  ----------
Investment in leveraged leases                                                              29,666      28,035
Less fees                                                                                     (188)       (213)
                                                                                        ----------  ----------
Net investment in leveraged leases                                                      $   29,478  $   27,822
                                                                                        ----------  ----------
                                                                                        ----------  ----------

The net investment is classified as other invested assets in the accompanying statements of admitted assets, liabilities, capital stock and surplus.

10. REINSURANCE:
The Company has agreements with the parent company which provide that the parent company will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,603,000, $2,184,000, and $2,138,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Effective January 1, 1991, the Company entered into an agreement with the parent company under which certain individual life insurance contracts issued by the parent company were reinsured by the Company on a 90% coinsurance basis. Also, effective January 1, 1991, the Company entered into an agreement with the parent company which provides that the parent company will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $35,161,000 and $11,821,000 for the years ended December 31, 1996 and 1995, respectively, and decreasing income by approximately $29,188,000 for the year ended December 31, 1994. The life reinsurance assumed agreement requires the reinsurer to withhold funds in amounts equal to the reserves assumed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

10. REINSURANCE: (CONTINUED):
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1996, 1995 and 1994 before the effect of reinsurance transactions with the parent company.

                                                                           PRO-FORMA RESULTS PRE-REINSURANCE
                                                                                YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                            1996          1995          1994
                                                                        ------------  ------------  ------------
                                                                                       (IN 000'S)
Income:
    Premiums, annuity deposits and other revenues                       $  1,858,145  $  1,619,337  $  2,053,408
    Net investment income and realized gains                                 312,870       315,967       312,582
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,171,015     1,935,304     2,365,990
                                                                        ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                  1,928,720     1,760,917     2,183,282
    Other expenses                                                           155,531       130,302       130,456
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,084,251     1,891,219     2,313,738
                                                                        ------------  ------------  ------------
Income from operations                                                  $     86,764  $     44,085  $     52,252
                                                                        ------------  ------------  ------------
                                                                        ------------  ------------  ------------

The   Company  has  an  agreement  with  an  unrelated  company  which  provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of decreasing income from operations by $46,000 in 1996, and by $1,599,000 in 1995, and increasing income from operations by $1,854,404 in 1994.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
Withdrawal characteristics of general account and separate account annuity reserves and deposits:

                                                                                             DECEMBER 31, 1996
                                                                                        ----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  ------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment
    --with market value adjustment                                                      $    3,547,683       30.44%
    --at book value less surrender charges (surrender charge >5%)                            5,626,117       48.27
    --at book value (minimal or no charge or adjustment)                                     1,264,586       10.85
Not subject to discretionary withdrawal provision                                            1,218,157       10.44
                                                                                        --------------   ------
Total annuity actuarial reserves and deposit liabilities                                $   11,656,543      100.00%
                                                                                        --------------   ------
                                                                                        --------------   ------

                                                                                             DECEMBER 31, 1995
                                                                                        ----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  ------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment
    --with market value adjustment                                                      $    3,796,596       36.36%
    --at book value less surrender charges (surrender charge >5%)                            4,066,126       38.94
    --at book value (minimal or no charge or adjustment)                                     1,278,215       12.24
Not subject to discretionary withdrawal provision                                            1,301,259       12.46
                                                                                        --------------   ------
Total annuity actuarial reserves and deposit liabilities                                $   10,442,196      100.00%
                                                                                        --------------   ------
                                                                                        --------------   ------

12. RETIREMENT PLANS:
The Company participates with its parent company in a non-contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of the parent company.

The Company's share of the group's accrued pension cost at December 31, 1996, 1995 and 1994 was $446,000, $420,000, and $417,000, respectively. The Company's share of net periodic pension cost was $27,000, $3,000, and $417,000, for 1996, 1995 and 1994, respectively.

The Company also participates with its parent and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $233,000, $185,000 and $152,000 for the years ended December 31, 1996, 1995, and 1994, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS:
In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

12. RETIREMENT PLANS: (CONTINUED):
Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 106, "Employer's Accounting for Post-retirement Benefits Other than Pensions.' SFAS No. 106 requires the Company to accrue the estimated cost of retiree benefit payments during the years the employee provides services. SFAS No. 106 allows recognition of the cumulative effect of the liability in the year of adoption or the amortization of the obligation over a period of up to 20 years. The Company has elected to recognize this obligation of approximately $400,000 over a period of ten years. The Company's cash flows are not affected by implementation of this standard, but implementation decreased net income by $209,000, $142,000, and $114,000 for the years ended December 31, 1996, 1995 and 1994, respectively. Effective June 5, 1996, the Company made certain changes regarding eligibility and benefits to its post-retirement health benefits plans for retirees on or after that date. The impact of these changes is a decrease of 1996 post-retirement benefit costs of $599,000. The Company's post-retirement health care plans currently are not funded.

13. FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995:

                                                                  DECEMBER 31, 1996
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS
Bonds                                                    $   2,258,858       $    2,339,126
Mortgages                                                      938,932              958,909
LIABILITIES
Insurance reserves                                             122,606              122,606
Individual annuities                                           373,488              367,878
Pension products                                             1,911,284            1,922,602
Derivatives                                                         --               (2,423)

                                                                  DECEMBER 31, 1995
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS
Bonds                                                    $   2,706,067       $    2,872,586
Mortgages                                                    1,066,911            1,111,895
LIABILITIES
Insurance reserves                                             124,066              124,066
Individual annuities                                           434,261              431,263
Pension products                                             2,227,882            2,265,386
Derivatives                                                         --                3,387

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

13. FAIR VALUE OF FINANCIAL INSTRUMENTS: (CONTINUED):
The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note #8.

14. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The tables shown below present changes in the major elements of the AVR and IMR.

                                                                              1996                  1995
                                                                      --------------------  --------------------
                                                                         AVR        IMR        AVR        IMR
                                                                      ---------  ---------  ---------  ---------
                                                                           (IN 000'S)            (IN 000'S)
Balance, beginning of year                                            $  42,099  $  25,218  $  28,409  $  18,140
Realized investment gains (losses), net of tax                            3,160      5,011     (1,524)     7,977
Amortization of investment (gains) losses                                     0     (1,557)         0       (899)
Unrealized investment gains (losses)                                      1,502          0      3,650          0
Required by formula                                                       7,150          4     11,564          0
                                                                      ---------  ---------  ---------  ---------
Balance, end of year                                                  $  53,911  $  28,676  $  42,099  $  25,218
                                                                      ---------  ---------  ---------  ---------
                                                                      ---------  ---------  ---------  ---------

15. FEDERAL INCOME TAXES:
The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $19,264,000, $12,429,000 and $43,200,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

16. SURPLUS NOTES AND NOTE RECEIVABLE:
The Company had issued and outstanding surplus notes to its parent with an aggregate carrying value of $335,000,000 during the period 1982 through January 16, 1996 at interest rates between 7.25% and 10%. The Company repaid all principal and interest associated with these surplus notes on January 16, 1996.

On December 19, 1995 the Company issued surplus notes totalling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007, and $157,500,000 will mature in the year 2015. Interest on these notes is payable semi-annually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes; and, in the case of principal repayments, with the consent of the Delaware Insurance Commissioner. In addition, with regard to surplus notes outstanding through January 16, 1996, subsequent to December 31, 1994 interest payments required the consent of the Delaware Insurance Commissioner. Payment of principal and interest on the notes issued in 1995 also requires the consents of the Delaware Insurance Commissioner and Canadian Office of the Superintendent of Financial Institutions.

During 1996, 1995 and 1994, the Company obtained the required consents, and expensed $23,061,000, $31,813,000 and $31,150,000 in respect of interest on surplus notes for the years 1996, 1995 and 1994, respectively.

On December 19, 1995, the parent borrowed $120,000,000 at 5.6% through a short-term note from the Company maturing on January 16, 1996. The note, which is included in due from parent and affiliates at December 31, 1995, was repaid in full by the parent at maturity.

17. MANAGEMENT AND SERVICE CONTRACTS:
The Company has an agreement with its parent company which provides that the parent company will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $20,192,000 in 1996, $20,293,000 in 1995, and
$18,452,000 in 1994.

18. RISK-BASED CAPITAL:
Effective December 31, 1993 the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1996 and 1995.

19. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Company have been prepared on the basis of statutory accounting practices, which prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

19. ACCOUNTING POLICIES AND PRINCIPLES: (CONTINUED):
Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Investment Valuation Reserves. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP-- deferred policy acquisition costs, deferred federal income taxes and statutory non-admitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices than under GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of the Company has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1996 and 1995, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and signficant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 19 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of Dcember 31, 1996 and 1995, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1996 on the basis of accountng described in Notes 1 and 19.

However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1996 and 1995 or the results of its operations or its cash flow for each of the three years in the period ended Decemeber 31, 1996.

In our previous report dated February 7, 1996, we expressed an opinion that the 1995 and 1994 financial statements, prepared using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, presented fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1995, and the results of its operations, and its cash flow for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles. As described in Notes 1 and 19 to the financial statements, pursuant to the provisions of Statement of Financial Accounting Standards No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS, financial statements of mutual life insurance enterprises (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) for periods ending on or before December 15, 1996, prepared using accounting practices prescribed or permitted by insurance regulators, are not considered presentations in conformity with generally accepted accounting principles when presented for comparative purposes with the enterprise's financial statements for periods subsequent to the effective date of Statement No. 120. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

As management as stated in Note 19, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
February 3, 1997

                                   APPENDIX A
                               THE FIXED ACCOUNT.

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE IN THIS APPENDIX A HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. HOWEVER, THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

A WORD ABOUT THE FIXED ACCOUNT

    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase Payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account, in accordance with the terms of such contracts.

    Annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. The Company may credit interest at a rate in excess of 4% per year; however, the Company is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

    Excess interest, if any, will be credited on the fixed accumulation value. The Company guarantees that, at any time, the fixed accumulation value will not be less than the amount of Purchase Payments allocated to the Fixed Account, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all administrative or withdrawal charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge (See "Withdrawal Charges" in the Prospectus).

    If on any Contract Anniversary the rate at which the Company credits interest to amounts allocated to the Fixed Account under the Contract is less than 80% of the average discount rate on 52-week United States Treasury Bills for the most recent auction prior to the Contract Anniversary on which the declared interest rate becomes applicable, then during the 45-day period after the Contract Anniversary the Owner may elect to receive the value of the Contract's Accumulation Account without assessment of a withdrawal charge. Such withdrawal may, however, result in adverse tax consequences. (See "Federal Tax Status").

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

FIXED ACCUMULATION VALUE
(1) CREDITING FIXED ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the net Purchase Payment to be allocated to the Fixed Account in accordance with the allocation factor will be credited to the Accumulation Account in the form of Fixed Accumulation Units. The number of Fixed Accumulation Units to be credited is determined by dividing the dollar amount allocated to the Fixed Account by the Fixed Accumulation Unit value for the Contract for the Valuation Period during which the Purchase Payment is received by the Company.

(2) FIXED ACCUMULATION UNIT VALUE

    A Fixed Accumulation Unit value is established at $10.00 for the first Valuation Period of the calendar month in which the Contract is issued and will increase for each successive Valuation Period as interest is accrued. All Contracts issued in a particular calendar month and at a particular rate of interest, as specified in advance by the Company from time to time, will use the same series of Fixed Accumulation Unit values throughout the first Contract Year.

    At the first Contract Anniversary the Fixed Accumulation Units credited to a Contract's Accumulation Account will be exchanged for a second type of Fixed Accumulation Unit with an equal aggregate value. The value of this second type of Fixed Accumulation Unit will increase for each Valuation Period during each Contract Year as interest is accrued at a rate which shall have been determined by the Company prior to the first day of each Contract Year.

    The Company will credit interest to the Contract's Fixed Accumulation Account at a rate of not less than 4% per year, compounded annually. Once the rate applicable to a specific Contract is established by the Company, it may not be changed for the balance of the Contract Year. Additional Payments made during the Contract Year will be credited with interest for the balance of the Contract Year at the rate applicable at the beginning of that Contract Year. The Fixed Accumulation Unit value for the Contract for any Valuation Period is the value determined as of the end of such Valuation Period.

(3) FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Contract, if any, for any Valuation Period is equal to the value of the Fixed Accumulation Units credited to the Accumulation Account for such Valuation Period.

LOANS FROM THE FIXED ACCOUNT

    Loans will be permitted from the Contract's Fixed Accumulation Account (to the extent permitted by the retirement plan for which the Contract is purchased). The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement program legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed minimum guarantee accumulation account in the Company's general account where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years.

    The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Commencement Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee(s), in accordance with the Single Premium Immediate Settlement Rates published by the Company and in use on the Annuity Commencement Date.

                                   APPENDIX B

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

    Suppose the net asset value of a Fund share at the end of the current Valuation Period is $18.38; at the end of the immediately preceding Valuation Period is $18.32; the Valuation Period is one day; no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks of .00003539 (the daily equivalent of the current charge of 1.3% on an annual basis) gives a net investment factor of 1.00323972. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be 14.6117523 (14.5645672 x 1.00323972).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS

    Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Annuity Unit for the current Valuation Period would be 12.3843446 (12.3456789 x 1.00323972 x 0.99989255).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS

    Suppose that the Accumulation Account of a deferred Contract is credited with 8,765.4321 Variable Accumulation Units of a particular Sub-Account but is not credited with any Fixed Accumulation Units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and 12.3456789, respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is 12.3843446. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 x 12.3843446).

                                   APPENDIX C
                       WITHDRAWALS AND WITHDRAWAL CHARGES

    Suppose, for example, that the initial Purchase Payment under a Contract was $2,000, and that $2,000 Purchase Payments were made on each Contract Anniversary thereafter. The maximum free withdrawal amount would be $200, $400, $600, $800, and $1,000 in Contract Years 1, 2, 3, 4, and 5, respectively; these amounts are determined as 10% of the new Payments (as new Payments are defined in each Contract Year).

    In years after the 5th, the maximum free withdrawal amount will be increased by any old Payments which have not already been liquidated. Continuing the example, consider a partial withdrawal of $4,500 made during the 7th Contract Year. Let us consider this withdrawal under two sets of circumstances, first where there were no previous partial withdrawals, and second where there had been an $800 cash withdrawal payment made in the 5th Contract Year.

    1. In the first instance, there were no previous partial withdrawals. The maximum free withdrawal amount in the 7th Contract Year is then $5,000, which consists of $4,000 in old Payments ($2,000 from each of the first two Contract Years) and $1,000 as 10% of the new Payments in years 3-7. Because the $4,500 partial withdrawal is less than the maximum free withdrawal amount of $5,000, no withdrawal charge would be imposed.

       This withdrawal would liquidate the Purchase Payments which were made in Contract Years 1 and 2, and would liquidate $500 of the Purchase Payment which was made in Contract Year 3.

    2. In the second instance, an $800 cash withdrawal payment had been made in the 5th Contract Year. Because the cash withdrawal payment was less than the $1,000 maximum free withdrawal amount in the 5th Contract Year, no surrender charge would have been imposed. The $800 cash withdrawal payment would have liquidated $800 of the Purchase Payment in the 1st Contract Year.

       As a consequence, the maximum free withdrawal amount in the 7th Contract Year is only $4,200, consisting of $3,200 in old Payments ($1,200 remaining from year 1 and $2,000 from year 2) and $1,000 as 10% of new Payments. A $4,500 partial withdrawal exceeds the maximum free withdrawal amount by $300. Therefore the amount subject to the withdrawal charge is $300 and the withdrawal charge is $300 X 0.05, or $15. The amount of the cash withdrawal payment is the $4,500 partial withdrawal, minus the $15 withdrawal charge, or $4,485. The $4,500 partial withdrawal would be charged to the Contract's Accumulation Account in the form of cancelled Accumulation Units.

       This withdrawal would liquidate the remaining $1,200 from the Purchase Payment in Contract Year 1, the full $2,000 Purchase Payment from Contract Year 2, and $1,300 of the Payment from Contract Year 3.

    Suppose that the Owner of the Contract wanted to make a full surrender of the Contract in year 7 instead of a $4,500 partial withdrawal. The consequences would be as follows:

    1. In the first instance, where there were no previous cash withdrawal payments, we know from above that the maximum free withdrawal amount in the 7th Contract year is $5,000. The sum of the old and new Payments not previously liquidated is $14,000 ($2,000 from each Contract Year). The amount subject to the withdrawal charge is thus $9,000. The withdrawal charge on full surrender would then be $9,000 X 0.05 or $450.

    2. ln the second instance, where $800 had previously been withdrawn, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $4,200. The sum of old and new Payments not previously liquidated is $14,000 less the $800 which was previously liquidated, or $13,200. The amount subject to the withdrawal charge is still $9,000 ($13,200 - $4,200). The withdrawal charge on full surrender would thus be the same as in the first example.

                           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                           ANNUITY SERVICE MAILING ADDRESS:
                           C/O SUN LIFE ANNUITY SERVICE CENTER
                           P.O. BOX 1024
                           BOSTON, MASSACHUSETTS 02103

                           GENERAL DISTRIBUTOR
                           Clarendon Insurance Agency, Inc.
                           500 Boylston Street
                           Boston, Massachusetts 02116

                           CUSTODIAN
                           State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110

                           LEGAL COUNSEL
                           Covington & Burling
                           1201 Pennsylvania Avenue, N.W.
                           P.O. Box 7566
                           Washington, D.C. 20044

                           AUDITORS
                           Deloitte & Touche LLP
                           125 Summer Street
                           Boston, Massachusetts 02110

                            CO1US-13 5/97

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  The following Financial Statements are included in the Registration
Statement:

Included in Part A:

A.   Condensed Financial Information -- Accumulation Unit Values

Included in Part B:


A.   Financial Statements of the Registrant:


     1.   Statement of Condition, December 31, 1996;

     2.   Statement of Operations, Year Ended December 31, 1996;

     3. Statements of Changes in Net Assets, Years Ended December 31, 1996 and 1995;

     4.   Notes to Financial Statements;

     5.   Independent Auditors' Report;

B.   Financial Statements of the Depositor:

     1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1996 and 1995;

     2. Statutory Statements of Operations, Years Ended December 31, 1996, 1995 and 1994;

     3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1996, 1995 and 1994;

     4. Statutory Statements of Cash Flow, Years Ended December 31, 1996, 1995 and 1994;

     5.   Notes to Statutory Financial Statements; and

     6.   Independent Auditors' Report.

     (b) The following Exhibits are incorporated in this Amendment to the Registration Statement by reference unless otherwise indicated:

     (1) Resolution of Board of Directors of the depositor dated March 31, 1982 authorizing the establishment of the Registrant (Filed as Exhibit A.(1) to the Registration Statement on Form N-8B-2, File No. 811-3530);

     (2) Custodian Agreement between State Street Bank and Trust Company and the depositor dated November 1, 1982 (Filed as Exhibit A.(2) to Amendment No. 1 to the Registration Statement on Form N-8B-2);

     (3)  (a)      Marketing Coordination and Administrative Services Agreement
between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. dated July 22, 1982 (Filed as Exhibit A.(3)(a) to the Registration Statement on Form N-8B-2);

          (b)(i)   Specimen Sales Operations and General Agent Agreement;

          (b)(ii)  Specimen Broker-Dealer Supervisory and Service Agreement;
and

          (b)(iii) Specimen Registered Representatives Agent Agreement (Filed as Exhibits A.(3)(b)(i), A.(3)(b)(ii) and A.(3)(b)(iii), respectively, to the Registration Statement on Form N-8B-2);

     (4) Flexible Payment Deferred Combination Variable and Fixed Annuity Contract (Filed as Exhibit A.(5)(a) to Amendment No. 1 to the Registration Statement on Form N-8B-2);

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4) (Filed as Exhibit A.(10) to Amendment No. 1 to the Registration Statement on Form N-8B-2);

     (6) Certificate of Incorporation and By-laws of the depositor (Filed as Exhibits A.(6)(a) and A.(6)(b), respectively, to the Registration Statement on Form N-8B-2,);

     (7)  Not Applicable;

     (8)  None;

     (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (Filed as Exhibit 3.1 to Pre-effective Amendment No. 1 to the Registration Statement on Form S-6, Reg. No. 2-78738);

     (10) (a)  Consent of Deloitte & Touche (Filed herewith);

          (b)  Consent of David D. Horn, Esq. (Filed herewith);

          (c)  Certification of Counsel (Filed herewith);

     (11) None;

     (12) Not Applicable;

     (13) Not Applicable; and

     (14) Financial Data Schedule which meets the requirements of Rule 483 under the Securities Act of 1933 (Filed herewith).

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                             Positions and Offices
Business Address                               with Depositor
------------------                             ---------------------

John D. McNeil                                 Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


Donald A. Stewart                              President and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


David D. Horn                                  Senior Vice President
One Sun Life Executive Park                    and General Manager
Wellesley Hills, MA  02181                     and Director

John S. Lane                                   Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                              Director
500 Boylston Street
Boston, MA  02116

A. Keith Brodkin                               Director
500 Boylston Street
Boston, MA  02116


M. Colyer Crum                                 Director
104 West Cliff Rd.
Weston, MA 02193


Angus A. MacNaughton                           Director
950 Tower Lane
Metro Tower, Suite 1170
Foster City, CA  94404-2121



S. Caesar Raboy                                 Senior Vice President and
One Sun Life Executive Park                     Deputy General Manager and
Wellesley Hills, MA 02181                       a Director


Robert A. Bonner                               Vice President, Pensions
One Sun Life Executive Park
Wellesley Hills, MA  02181

Name and Principal                             Positions and Offices
Business Address                               with Depositor
------------------                             ---------------------



C. James Prieur                                Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02181

Robert P. Vrolyk                               Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02181

L. Brock Thomson                               Vice President
One Sun Life Executive Park                    and Treasurer
Wellesley Hills, MA  02181


Margaret Sears Mead                            Assistant Vice President and
One Sun Life Executive Park                    Secretary
Wellesley Hills, MA  02181


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                  Percent of
                                                State or Country  Ownership
                                                or Jurisdiction   of Voting
                                                of Incorporation  Securities
                                                ----------------  ----------
Sun Life Assurance Company of Canada            Canada                100%
----------------------------------------------------------------------------
Sun Life Assurance Company of Canada
  (U.S.)....................................    Delaware              100%
Sun Life Assurance Company of Canada
  (U.K.) Limited ...........................    United Kingdom        100%
Sun Life of Canada Investment Management
  Limited ..................................    Canada                100%
Sun Life of Canada Benefit Management
  Limited ..................................    Canada                100%
Spectrum United Holdings, Inc. .............    Canada                100%
Sun Canada Financial Co. ...................    Delaware              100%
Sun Life Insurance and Annuity Company of
  New York .................................    New York                0%**
Sun Investment Services Company ............    Delaware                0%**
Sun Benefit Services Company, Inc. .........    Delaware                0%**
Massachusetts Financial Services Company ...    Delaware                0%*
New London Trust, F.S.B.....................    Federally Chartered     0%**
Massachusetts Casualty Insurance Company....    Massachusetts           0%**
Clarendon Insurance Agency, Inc. ...........    Massachusetts           0%***
MFS Service Center, Inc.....................    Delaware                0%***
MFS/Sun Life Series Trust ..................    Massachusetts           0%****
Sun Capital Advisers, Inc. .................    Delaware                0%**
MFS International, Ltd. ....................    Ireland                 0%***
MFS Institutional Advisers, Inc. ...........    Delaware                0%***
MFS Fund Distributors, Inc. ................    Delaware                0%***
MFS Retirement Services, Inc. ..............    Delaware                0%***
Sun Life Financial Services Limited.........    Bermuda                 0%**



--------------------

   * 94.8% of the issued and outstanding voting securities of Massachusetts Financial Services Company are owned by Sun Life Assurance Company of Canada (U.S.).


  ** 100% of the issued and outstanding voting securities of New London Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Investment Services Company, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited and Massachusetts Casualty Insurance Company are owned by Sun Life Assurance Company of Canada (U.S.).

 *** 100% of the issued and outstanding voting securities of Clarendon Insurance Agency, Inc., MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisers, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. are owned by Massachusetts Financial Services Company.
**** 100% of the issued and outstanding voting securities of MFS/Sun Life Series Trust are owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27.  NUMBER OF CONTRACT OWNERS:

     As of February 28, 1997 there were 5,987 Contracts participating in the investment experience of the Variable Account, all of which were established pursuant to qualified plans.


Item 28.  INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit A.(6)(b) to Form N-8B-2, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Massachusetts Financial Services Company, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts D, E,and F, Sun Life (N.Y.) Variable Accounts A, B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                          Positions and Offices
Business Address*                              with Underwriter
------------------                          ---------------------

A. Keith Brodkin.................          Chairman and Director**
Jeffrey L. Shames................                 Director
Arnold D. Scott..................                 Director
Cynthia M. Orcutt................                President
Bruce C. Avery...................             Vice President
Stephen E. Cavan.................                Secretary
Joseph W. Dello Russo............                Treasurer
Robert T. Burns..................            Assistant Secretary
Thomas B. Hastings...............            Assistant Treasurer

--------------------
 * The principal business address of all directors and officers of the principal underwriter except Ms. Orcutt is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of Ms. Orcutt is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

** Mr. Brodkin is a Director of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     (c)  Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, at the offices of the Sun Life Annuity Service Center at 50 Milk Street, Boston, Massachusetts 02109 or at the offices of Massachusetts Financial Services Company, at 500 Boylston Street, Boston, Massachusetts 02116, or at the offices of the custodian, State Street Bank and Trust Company, at either 225 Franklin Street, Boston, Massachusetts 02110 or 5-West, North Quincy, Massachusetts 02171.

Item 31.  MANAGEMENT SERVICES

     Not Applicable.

Item 32.  UNDERTAKINGS

     Representation with respect to Section 26(a) of the Investment Company Act of 1940.


     Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to its Registration Statement to be signed on its behalf in the Town of Wellesley and Commonwealth of Massachusetts on the 14th day of April, 1997.



                                               Sun Life of Canada (U.S.)
                                                Variable Account C

                                               (Registrant)


                                               Sun Life Assurance Company of
                                               Canada (U.S.)

                                               (Depositor)



                                               By:*   /s/ JOHN D. McNEIL
                                                 ----------------------
                                                       John D. McNeil
                                                       Chairman

Attest:         /s/ BONNIE S. ANGUS
                ----------------------------
                    Bonnie S. Angus
                    Assistant Vice President


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

      Signatures                        Title                    Date
      ----------                        ------                   ----

                                  Chairman and
*  /s/ JOHN D. McNEIL              Director
----------------------------       (Principal
     John D. McNeil                Executive Officer         April 14, 1997


   /s/  ROBERT P. VROLYK          Vice President and Actuary
----------------------------       (Principal Financial &
    Robert P. Vrolyk               Accounting Officer)       April 14, 1997


--------------------------
* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 2-78738.

      Signatures                        Title                    Date
      ----------                        ------                   ----

                                   President and
----------------------------       Director
       Donald A. Stewart


* /s/ RICHARD B. BAILEY           Director                   April 14, 1997
----------------------------
      Richard B. Bailey


* /s/ A. KEITH BRODKIN            Director                   April 14, 1997
----------------------------
      A. Keith Brodkin


*  /s/ DAVID D. HORN              Senior Vice President
----------------------------       and General Manager       April 14, 1997
       David D. Horn               and Director


*   /s/ JOHN S. LANE              Director                   April 14, 1997
----------------------------
        John S. Lane


* /s/ ANGUS A. MacNAUGHTON        Director                   April 14, 1997
----------------------------
      Angus A. MacNaughton


*   /s/ M. COLYER CRUM            Director                   April 14, 1997
----------------------------
        M. Colyer Crum


                                   Senior Vice President
----------------------------       and Deputy General
        S. Caesar Raboy            Manager and Director


--------------------------
* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 2-78738.